Wayne Hummer(R)
                               CorePortfolio Fund

Photos of

Thomas J. Rowland

David D. Cox

ANNUAL FINANCIAL STATEMENTS
March 31, 2002

DEAR FELLOW SHAREHOLDERS:
We are pleased to present our shareholder report for the Wayne Hummer CorePortfolio Fund (the "Fund") for the fiscal year ended March 31, 2002.

The value of a Fund share decreased to $7.92 from $7.97 a year ago, or a negative 0.62%. If distributions to shareholders were reinvested, the Fund's total return was a negative 0.14%,1 which slightly lagged the 0.24% increase of the S&P 500 Index (the "S&P 500"). Along with the performance results, we also display a listing of the holdings of the Fund, as well as a chart showing the allocation of the portfolio among the broad sectors of the economy.

The U.S. economy is emerging from what is arguably the mildest of the 10 post-World War II recessions, as it evaded two successive quarters of GDP declines. There is some measure of disagreement among economic analysts as to whether the recent period even constitutes a recession. What did contract were corporate profits and business inventories, which saw a year over year decline that was the largest on record. As inventory liquidation has slowed dramatically, prospects are favorable for a new expansion phase. Rising output should translate quickly to rising profits. We have stated previously that we expect corporate profit comparisons to turn favorable in the second half.

Consumer spending on housing, autos and other big-ticket items has been maintained, dampening a factor that historically has propelled a strong recovery. Nonetheless, personal incomes are rising and will be further enhanced by phased tax cuts. We anticipate a continued strong dollar, despite an eroding balance of trade, simply because no other competing currency reflects an underlying economy with stronger productivity growth than that of the U.S. This, in turn, should act to restrain any inflationary pressures of a recovering economy.

A greater perceived risk to our market outlook should emanate, it would seem, from eroded confidence in corporate financial statements as a result of the Arthur Andersen accounting scandal. The full and fair representation of financial results is absolutely essential to the orderly functioning of our securities markets, and must be protected. We realize that accounting practices entail a great deal of subjective judgement, and differing assumptions, all quite valid, that can produce varying outcomes. But such reasonable differences are far removed from the alleged fraud depicted in the Enron affair and the apparent demise of accounting heavyweight Arthur Andersen. Hopefully, the market's performance will continue to reflect improving economic fundamentals and not be derailed from misplaced concerns that accounting practices may be more widely dysfunctional than current media attention might suggest.

The Fund's mandate is to be invested in the largest companies in each economic sector of the S&P 500. The largest capitalization stocks, in general, continued to underperform their smaller capitalization counterparts, which, understandably, had a negative impact on the Fund's relative performance over the past fiscal year. Over this twelve-month period, as evidence of this recent trend, the largest 100 stocks in the S&P 500 were down nearly 3%, while the remaining 400 stocks in the Index were up over 6%. Despite this recent performance, we remain very comfortable with the Fund's portfolio of solid blue-chip companies. We continue to believe in the merits of the Fund's consistent and disciplined strategy, and feel investors will be well served over longer-term holding periods.

As always, we appreciate your continued confidence, and are pleased to be part of your long-term investment plan.



Sincerely,



/s/ Thomas J. Rowland                       /s/ David D. Cox



Thomas J. Rowland, CFA                      David D. Cox, CFA
President and Portfolio Manager             Portfolio Manager
Wayne Hummer Investment Trust

April 26, 2002

1    Total return excludes 2% sales charge.

LETTER FROM THE CHAIRMAN OF THE BOARD


Dear Shareholder,

         On April 2, 2002, we held a special shareholder meeting of the Wayne Hummer Investment Trust. I am pleased to report the approval of a new Investment Advisory and Management Agreement between the Wayne Hummer Management Company and the Trust on behalf of each of our four mutual funds. Also approved was the continuation of Ernst & Young LLP as the independent auditors of the Trust. I thank you for your continued support.

         The need to vote for the new Investment Advisory Agreement stemmed from Wayne Hummer Investments' recent merger into Wintrust Financial. Because this merger resulted in a change of control of the Adviser, the shareholders needed to approve that aspect of the transaction. The Board of Trustees was very deliberate in its examination of the issues confronting the shareholders. It should be noted that the Adviser and Wintrust do not contemplate, at this time, any changes in the investment operations of the Funds. More importantly, the transaction will not result in any changes to the Funds' investment objectives or the policies of the Funds and the Wayne Hummer Management Company, nor is there anticipated to be a change of the portfolio management team that services the Funds as a result of the merger. Similarly, the transaction will not affect the Funds' contractual relationships with their other service providers, including the Funds' transfer agent and custodian. Thus, you should continue to receive the same high level of service that you have come to expect as a Fund shareholder.

         As a result of the merger between Wayne Hummer Investments and Wintrust Financial, the Wayne Hummer Investment Trust will have access to the distribution channels of Wintrust's 29 existing bank locations. We anticipate this new exposure will contribute to the continued growth and success of the Wayne Hummer Family of Funds. The Wayne Hummer Investment Trust consists of the following four mutual funds:

                         Wayne Hummer Money Market Fund
                            Wayne Hummer Growth Fund
                            Wayne Hummer Income Fund
                         Wayne Hummer CorePortfolio Fund

         We are pleased that you have invested in the Trust, and appreciate the confidence you have shown in us. I can assure you that we will continue to work diligently to manage your investments. Please do not hesitate to contact your Wayne Hummer Investment Executive to become better acquainted with our Fund Family.



                                            With warmest regards,


                                            /s/ Steven R. Becker

                                            Steven R. Becker
                                            Chairman of the Board

PERFORMANCE COMPARISON

WAYNE HUMMER COREPORTFOLIO FUND VS. S&P 500 Index

Growth of $10,000 initial investment from inception (August 2, 1999) through March 31, 2002.



[line graph]
                                     CorePortfolio
                        S&P 500               Fund

Aug 2 99                  10000              10000
                           9955.21            9850
Sep 99                     9682.28            9520
                          10295              10420
                          10504.3            10540
                          11122.9            11195.6
                          10564.1            10855.2
                          10364.4            10344.5
Mar 00                    11378.1            11506.1
                          11035.8            10749.9
                          10809.3            10439.3
                          11075.8            10860.1
                          10902.6            10830.1
                          11579.8            11210.8
Sep 00                    10968.4            10229
                          10922              10259
                          10061               9557
                          10111               9196
                          10469               9397
                           9515               8645
Mar 01                     8912               7993
                           9605               8785
                           9669               8825
                           9434               8735
                           9341               8595
                           8757               7961
Sep 01                     8050               7469
                           8204               7700
                           8833               8152
                           8910               8183
                           8780               7871
                           8611               7790
Mar 02                     8935               7981



AVERAGE ANNUAL TOTAL RETURN



                                                       SINCE INCEPTION DATE
  ANNUALIZED RETURNS FOR THE                              (AUGUST 2, 1999 -
  FOLLOWING PERIODS:                      1 YEAR            MARCH 31, 2002)
---------------------------------------------------------------------------
  WAYNE HUMMER
  COREPORTFOLIO FUND
  (assuming 2% sales charge)              (2.14%)            (8.12%)
---------------------------------------------------------------------------
  S&P 500 INDEX                            0.24%             (4.13%)
---------------------------------------------------------------------------


Note: This graph compares an initial investment of $10,000 invested in the Wayne Hummer CorePortfolio Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 Index. The S&P 500 is unmanaged. All returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO HIGHLIGHTS

ASSET ALLOCATION BY ECONOMIC SECTOR AS OF 3/31/02:
(% of net assets)

[pie graph]
FINANCIALS                            17.6%
TECHNOLOGY                            17.2%
HEALTH CARE                           14.5%
CONSUMER STAPLES                      12.4%
CONSUMER CYCLICALS                    10.1%
CAPITAL GOODS                          7.8%
ENERGY                                 7.2%
COMMUNICATION SERVICES                 5.4%
UTILITIES                              3.0%
BASIC MATERIALS                        2.8%
CASH AND OTHER                         1.2%
TRANSPORTATION                         0.8%



TOP 10 STOCK HOLDINGS AS OF 3/31/02: (% of net assets)

 1. Citigroup Inc. (Banking)                                           8.1%
 2. Microsoft Corporation (Computer Software & Services)               7.9%
 3. Wal-Mart Stores, Inc. (Retail)                                     7.2%
 4. General Electric Company (Electrical Equipment)                    6.6%
 5. Pfizer Inc. (Health Care - Drugs)                                  6.2%
 6. American International Group, Inc. (Insurance)                     6.0%
 7. Exxon Mobil Corporation (Oil)                                      5.2%
 8. Johnson & Johnson (Health Care - Diversified)                      5.0%
 9. Intel Corporation (Electronic Components - Semiconductor)          5.0%
10. The Coca-Cola Company (Beverages)                                  4.6%


Portfolio holdings are subject to change and may not represent future portfolio composition.

PORTFOLIO CHANGES 4/1/02

As stated in the prospectus, the CorePortfolio Fund is rebalanced at the end of each quarter. Based on the March 31, 2002 market capitalization weightings of the Economic Sectors of the S&P 500 and of the individual stocks comprising the S&P 500, the following changes were made to the portfolio:

  ADDITIONS
Security                                   Economic Sector
Alcoa Inc.                                 Materials
3M Co.                                     Industrials

  DELETIONS
Security                                   Economic Sector
Dow Chemical Company                       Materials
FedEx Corporation                          Industrials
Union Pacific Corporation                  Industrials

STATEMENT OF ASSETS AND LIABILITIES

                                                             MARCH 31, 2002

  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $26,298,811)                    $25,220,503
    Affiliated issuers (Cost: $274,522)                             274,522
  Receivable for Fund Shares sold                                    67,496
  Dividends receivable                                               17,401
  Prepaid expenses                                                      592
  Expenses reimbursable in excess of expense limitation               2,000
---------------------------------------------------------------------------
  Total assets                                                   25,582,514

  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed                                   21,489
  Due to Wayne Hummer Management Company                              8,745
  Accrued liabilities                                                21,161
---------------------------------------------------------------------------
  Total liabilities                                                  51,395
---------------------------------------------------------------------------
  Net assets applicable to 3,223,854 Shares outstanding,
    no par value, equivalent to $7.92 per Share                 $25,531,119
===========================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                                               $31,610,964
  Net unrealized depreciation of investments                     (1,078,308)
  Accumulated net realized loss on sales of investments          (5,030,764)
  Undistributed net investment income                                29,227
---------------------------------------------------------------------------
  Net assets applicable to Shares outstanding                   $25,531,119
===========================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price per Share
    ($25,531,119 / 3,223,854 Shares outstanding)                      $7.92
===========================================================================
  Maximum offering price per Share (net asset value,
    plus 2.02% of net asset value or 2% of offering price)            $8.08
===========================================================================




                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
                                                                 YEAR ENDED
                                                             MARCH 31, 2002

  INVESTMENT INCOME:
  Dividends                                                        $326,319
---------------------------------------------------------------------------

  Expenses:
  Management fee                                                    100,241
  Transfer agent fees                                                24,500
  Professional fees                                                  21,450
  Registration fees                                                  16,090
  Printing costs                                                     13,283
  Custodian fees                                                     11,648
  Portfolio accounting fees                                          11,026
  Trustee fees                                                        9,460
  Other                                                               2,116
---------------------------------------------------------------------------
  Total expenses                                                    209,814
  Less reimbursement of expenses in excess of
    expense limitation                                              (21,863)
---------------------------------------------------------------------------
  Net expenses                                                      187,951
---------------------------------------------------------------------------
  Net investment income                                             138,368
---------------------------------------------------------------------------

  Net realized loss on sales of investments                      (2,946,238)
  Change in net unrealized appreciation (depreciation)            2,802,054
---------------------------------------------------------------------------
  Net loss on investments                                          (144,184)
---------------------------------------------------------------------------

  Net decrease in net assets resulting
    from operations                                                 ($5,816)
===========================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED MARCH 31,
                                                    2002               2001

  OPERATIONS:
  Net investment income                         $138,368            $58,702
  Net realized loss on sales of investments   (2,946,238)        (1,927,550)
  Change in net unrealized appreciation
    (depreciation)                             2,802,054         (7,490,069)
---------------------------------------------------------------------------
  Net decrease in net assets resulting
    from operations                               (5,816)        (9,358,917)

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                         (122,359)           (39,138)
  Net realized gains on investments                - 0 -              - 0 -
---------------------------------------------------------------------------
  Total dividends to shareholders               (122,359)           (39,138)

  FUND SHARE TRANSACTIONS:
  Proceeds from Shares sold                    5,791,139          7,283,426
  Shares issued upon reinvestment of dividends   120,684             38,506
---------------------------------------------------------------------------
                                               5,911,823          7,321,932
  Less payments for Shares redeemed            2,855,470          2,303,519
---------------------------------------------------------------------------
  Increase from Fund Share transactions        3,056,353          5,018,413
---------------------------------------------------------------------------

  Total increase (decrease) in net assets      2,928,178         (4,379,642)

  NET ASSETS:
  Beginning of year                           22,602,941         26,982,583
---------------------------------------------------------------------------
  End of year (including undistributed net
    investment income of $29,227 and
    $28,766 at March 31, 2002 and 2001,
    respectively)                            $25,531,119        $22,602,941
===========================================================================

                 See accompanying notes to financial statements.

FiNANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             FOR THE PERIOD
                                    YEAR ENDED MARCH 31,   AUGUST 2, 1999 -
                                    2002              2001   MARCH 31, 2000


  NET ASSET VALUE,
    BEGINNING OF PERIOD            $7.97            $11.49            $9.80

  Income from investment
  operations:
  Net investment income             0.04              0.03             0.02
  Net realized and unrealized
    gains (losses) on investments  (0.05)            (3.53)            1.69
----------------------------------------------------------------------------
  Total from investment operations (0.01)            (3.50)            1.71

  Less distributions:
  Dividends from net
    investment income              (0.04)            (0.02)           (0.02)

  NET ASSET VALUE,
    END OF PERIOD                  $7.92             $7.97           $11.49
============================================================================
  TOTAL RETURN (a)                 (0.14%)          (30.53%)          17.41%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of
    period ($000's)                25,531            22,603           26,983
  Ratio of total expenses to
    average net assets (b)          0.75%             0.75%            0.75%(c)
  Ratio of net investment income
    to average net assets (b)       0.56%             0.22%            0.30%(c)
  Portfolio turnover rate             28%               57%              37%(c)



  NOTES TO FINANCIAL HIGHLIGHTS:

  a.) Excludes 2% sales charge.

  b.) During the fiscal periods ended March 31, 2002, 2001 and 2000, expenses in excess of the expense limitation were reimbursable from the Investment Adviser. Absent the expense limitation, the ratio of expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.08%, 0.08% and 0.04%, respectively.

  c.) Ratios have been determined on an annualized basis.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2002


                                             NUMBER OF SHARES              VALUE


COMMON STOCKS (98.8%)

Basic Materials 2.8%
Dow Chemical Company                                    8,438           $276,091
Du Pont (E.I. ) de Nemours
  and Company                                           9,564            450,943
--------------------------------------------------------------------------------
                                                                         727,034

Capital Goods 7.8%
General Electric Company                               44,963          1,683,864
Tyco International Ltd.                                 9,182            296,762
--------------------------------------------------------------------------------
                                                                       1,980,626

Communication Services 5.4%
SBC Communications Inc.                                18,361            687,436
Verizon Communications Inc.                            14,818            683,110
--------------------------------------------------------------------------------
                                                                       1,370,546

Consumer Cyclicals 10.1%
The Home Depot, Inc.                                   15,688            762,594
Wal-Mart Stores, Inc.                                  29,800          1,826,442
--------------------------------------------------------------------------------
                                                                       2,589,036

Consumer Staples 12.4%
AOL Time Warner Inc. (a)                               40,044            947,041
The Coca-Cola Company                                  22,356          1,168,325
The Procter and Gamble
  Company                                              11,637          1,048,377
--------------------------------------------------------------------------------
                                                                       3,163,743

Energy 7.2%
Exxon Mobil Corporation                                30,080          1,318,406
Royal Dutch Petroleum
  Company (ADR)*                                        9,339            507,295
--------------------------------------------------------------------------------
                                                                       1,825,701

Financials 17.6%
American International
  Group, Inc.                                          21,303          1,536,798
Bank of America Corporation                            12,809            871,268
Citigroup Inc.                                         41,998          2,079,741
--------------------------------------------------------------------------------
                                                                       4,487,807

Health Care 14.5%
Johnson & Johnson                                      19,515          1,267,499
Merck & Co., Inc.                                      14,467            833,010
Pfizer Inc.                                            39,984          1,588,964
--------------------------------------------------------------------------------
                                                                       3,689,473





                                             NUMBER OF SHARES              VALUE

Technology 17.2%
Intel Corporation                                      41,569         $1,264,113
International Business Machines
  Corporation                                          10,659          1,108,536
Microsoft Corporation (a)                              33,404          2,014,595
--------------------------------------------------------------------------------
                                                                       4,387,244

Transportation 0.8%
FedEx Corporation (a)                                   1,939            112,656
Union Pacific Corporation                               1,611            100,108
--------------------------------------------------------------------------------
                                                                         212,764

Utilities 3.0%
Duke Energy Corporation                                11,785            445,473
El Paso Corporation                                     7,746            341,056
--------------------------------------------------------------------------------
                                                                         786,529
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $26,298,811)                                                   25,220,503
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.1%)

INVESTMENT IN AFFILIATED INVESTMENT
COMPANY
Wayne Hummer Money Market
Fund (Cost: $274,522)                                                    274,522
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (99.9%)
(Cost: $26,573,333) (b)                                               25,495,025
CASH AND OTHER ASSETS,
  LESS LIABILITIES (0.1%)                                                 36,094
--------------------------------------------------------------------------------

NET ASSETS (100.0%)                                                  $25,531,119
================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Non-income producing security.

(b) Based on the cost of investments of $26,606,826 for federal income tax purposes at March 31, 2002, the aggregate gross unrealized appreciation was $1,515,713, the aggregate gross unrealized depreciation was $2,627,514 and the net unrealized depreciation of investments was $1,111,801.

* American Depository Receipt


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION:
Wayne Hummer Investment Trust (the "Trust") is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer CorePortfolio Fund (the "Fund"). The Fund commenced investment operations on August 2, 1999, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to achieve long-term capital growth by investing in a passively-managed portfolio of large-cap stocks.

1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sale price on that day. If there has been no sale on such day, the last reported sale price prior to that day is utilized if such sale is between the closing bid and asked price of the current day. If the last price on a prior day is not between the current day's closing bid and asked price, then the value of such security is taken to be the mean between the current day's closing bid and asked price. Any unlisted security for which last sale information is not regularly reported is valued at the highest closing bid price determined on the basis of reasonable inquiry. Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis. Investments in other investment companies are valued at net asset value. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premiums and accretions of discounts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Net asset value per Share generally is determined on each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Ordinary income dividends are normally declared and paid in April, July, October and December. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. The amount and character of distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. On April 24, 2002, an ordinary income dividend of $0.015 per Share was declared, payable April 25, 2002 to shareholders of record on April 23, 2002.

3. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

At March 31, 2002, there were no significant differences between the book basis and the tax basis components of net assets, other than differences in net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on certain sales of securities.

The accumulated net realized loss on sales of investments for federal income tax purposes at March 31, 2002, amounting to $4,997,271, is available to offset future capital gains. If not applied, $156,976 of the loss carryforward expires in 2008, $1,927,550 expires in 2009 and $2,912,745 expires in 2010.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .40 of 1% of average daily net assets. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceeds 0.75% of the average daily net assets of the Fund. The Adviser is entitled to reimbursement from the Fund of any fees waived during the first five years of operations pursuant to an Expense Limitation Agreement if such reimbursements do not cause the Fund to exceed expense limitations. During the year ended March 31, 2002, the Fund incurred management fees of $100,241 and the Investment Adviser was obligated to reimburse the Fund for excess expenses of $21,863.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole member of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $95,821 from the sale of Fund Shares during the year ended March 31, 2002, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), a mutual fund managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statement of Operations. Amounts relating to these investments were as follows:

                                                                 YEAR ENDED
                                                             MARCH 31, 2002

  Purchases                                                      $4,614,619
  Sales Proceeds                                                 $4,775,049
  Dividend Income                                                   $10,447
  Value                                                            $274,522
  % of Net Assets                                                      1.1%

Mr. Steven Becker, a trustee of the Fund, is also an officer and director of WHI and a shareholder of Wintrust. During the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $9,460.

5. INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows:

                                                                 YEAR ENDED
                                                             MARCH 31, 2002

  Purchases                                                     $10,048,071
  Proceeds from sales                                            $6,835,514

6. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets with respect to the following number of shares:

                                                       YEAR ENDED MARCH 31,
                                                    2002               2001

  Shares sold                                    723,124            719,697
  Shares issued upon reinvestment of dividends    14,696              3,762
---------------------------------------------------------------------------
                                                 737,820            723,459
  Shares redeemed                               (351,282)          (234,139)
---------------------------------------------------------------------------
  Net increase in Shares outstanding             386,538            489,320
===========================================================================

REPORT OF INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES
WAYNE HUMMER COREPORTFOLIO FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wayne Hummer CorePortfolio Fund ("the Fund") as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wayne Hummer CorePortfolio Fund at March 31, 2002, the results of its operations for the fiscal year then ended, changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP



Chicago, Illinois
April 26, 2002

MANAGEMENT OF THE TRUST

The following is a list of the trustees and executive officers of the Trust, their addresses, ages, their principal occupations for the past five years, their affiliation with the Investment Adviser, if any, and other significant affiliations.

                                                         INTERESTED TRUSTEE
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Steven R. Becker, 51*    Chairman of the        Since 1983        Senior Vice             4                 Wayne Hummer
300 S. Wacker Drive      Board of Trustees                        President, Wayne                          Investments L.L.C.
Chicago, IL  60606                                                Hummer Investments
                                                                  L.L.C.; formerly Principal,
                                                                  Wayne Hummer
                                                                  Investments L.L.C.


                                                       NON-INTERESTED TRUSTEES
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Charles V. Doherty, 68   Trustee                Since 1994        Managing Director,      4                 Lakeside Bank; Knight
3 First National Plaza                                            Madison Advisory                          Trading Group, Inc.
Suite 1400                                                        Group (registered                         (holding company for
Chicago, IL  60602                                                investment adviser)                       securities broker);
                                                                                                            Howe Barnes Securities,
                                                                                                            Inc. (securities
                                                                                                            broker); Brauvin Capital
                                                                                                            Trust (REIT); Bank of
                                                                                                            America Financial
                                                                                                            Products; CCMA
                                                                                                            Select Investment
                                                                                                            Trust (investment
                                                                                                            company); CCM
                                                                                                            Advisors Funds
                                                                                                            (investment
                                                                                                            company)

Joel D. Gingiss, 59      Trustee                Since 1983        Attorney, Charles M.    4                 Formerly, Gingiss
207 Hazel                                                         Smith & Associates, P.C.,                 International, Inc.
Highland Park, IL  60035                                          January 2002 to present;                  (franchisor of
                                                                  Attorney, Rosing, Smith,                  Gingiss Formalwear
                                                                  Eriksen, Zeit and Stanezak,               Stores)
                                                                  Ltd., May 2000 to December
                                                                  2001; Assistant State's Attorney,
                                                                  Lake County, Illinois, September
                                                                  1993 to May 2000

Patrick B. Long, 59      Trustee                Since 1983        Chairman, OG            4                 OG Technologies,
58 Parkland Plaza                                                 Technologies, Inc.                        Inc.; formerly,
Ann Arbor, MI  48103                                              (surface measurement                      KMS Industries, Inc.
                                                                  technology company)                       (fusion energy
                                                                                                            company); formerly,
                                                                                                            AVIQS LLC (machine
                                                                                                            vision company)




---------------------------
* Mr. Becker is an interested person of the Trust because he is an officer and director of WHI and a shareholder of Wintrust Financial Corporation, which is the sole shareholder of the Investment Adviser and the sole member of WHI.

MANAGEMENT OF THE TRUST (CONT).
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
James J. Riebandt, 52    Trustee                Since 1999        Member, Riebandt        4                 Formerly, Haeger
1237 South Arlington                                              & DeWald, P.C.                            Automotive Group
Heights Road                                                      (law firm)                                (car dealership);
Arlington Heights,                                                                                          formerly, Holy Cross
IL  60005                                                                                                   High School Alumni
                                                                                                            Education
                                                                                                            Endowment Fund

Eustace K. Shaw, 77      Trustee                Since 1983        Chairman of the         4                 B. F. Shaw
200 First Avenue E                                                Board of Directors,                       Printing Co.
Newton, IA  50208                                                 B. F. Shaw Printing Co.

                                    OFFICERS
                                                TERM OF OFFICE AND                   PRINCIPAL
NAME, AGE                POSITION(S) HELD       LENGTH OF TIME                       OCCUPATION(S)
AND ADDRESS              WITH FUND              SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Rowland, 56    President              Since 1999                           First Vice President/Investments and
300 S. Wacker Drive                                                                  Managing Director, Wayne Hummer
Chicago, IL  60606                                                                   Management Company; formerly President
                                                                                     and Director, Wayne Hummer Management Company,
                                                                                     September 1996 to February 2002; formerly Vice
                                                                                     President, Wayne Hummer Money Fund Trust, July
                                                                                     1987 to July 1999; formerly Vice President of
                                                                                     the Trust and Wayne Hummer Management
                                                                                     Company; formerly Principal, Wayne Hummer
                                                                                     Investments L.L.C., April 1, 1996 to February
                                                                                     2002; prior to April 1, 1996, Partner,
                                                                                     Wayne Hummer & Co.

David P. Poitras, 41     Vice President         Since 1992                           First Vice President and Managing Director,
300 S. Wacker Drive                                                                  Wayne Hummer Management Company; Executive Vice
Chicago, IL  60606                                                                   President and Director of Fixed Income, Wayne
                                                                                     Hummer Investments L.L.C.; formerly Vice
                                                                                     Chairman of the Board of Trustees of the Trust,
                                                                                     July 1999 to February 2002; formerly,
                                                                                     President, Wayne  Hummer Money Fund Trust,
                                                                                     August 1993 to July 1999; formerly Director,
                                                                                     Wayne Hummer Management Company, January 2000
                                                                                     to February 2002, formerly Vice President,
                                                                                     Wayne Hummer Management Company, May 1992
                                                                                     to February 2002; formerly Principal,
                                                                                     Wayne Hummer Investments L.L.C., April 1, 1996
                                                                                     to February 2002; prior to April 1, 1996,
                                                                                     Partner, Wayne Hummer & Co.

Jean M. Maurice, 39      Treasurer and          Since 1987                           Formerly Treasurer, Wayne Hummer Money Fund
300 S. Wacker Drive      Assistant Secretary                                         Trust, March 1988 to July 1999
Chicago, IL  60606

Robert J. Moran, 56      Secretary              Since 1999                           Partner, Vedder, Price, Kaufman & Kammholz (law
222 N. LaSalle Street                                                                firm); formerly Secretary, Wayne Hummer Money
Chicago, IL  60601                                                                   Fund Trust, 1982 to July 1999

The Statement of Additional Information for the Trust includes additional information about the trustees and officers of the Trust and is available without charge by calling 1-800-621-4477.


RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of the Shareholders was held at the offices of Wayne Hummer Investments L.L.C., 300 South Wacker Drive, Chicago, Illinois on April 2, 2002. Wayne Hummer CorePortfolio Fund shareholders were asked to vote on two separate issues: a new Investment Advisory and Management Agreement between Wayne Hummer Management Company and the Trust, and the ratification of the selection of Ernst & Young LLP as the Trust's independent auditors.

The following are the results:

1. TO APPROVE THE NEW INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT BETWEEN WAYNE HUMMER MANAGEMENT COMPANY AND THE TRUST. This item was approved.

                FOR            AGAINST           ABSTAIN
             ---------         -------           -------
             1,813,613          3,587            10,360

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE TRUST FOR THE FISCAL YEAR ENDING MARCH 31, 2002. This item was approved.*

                FOR            AGAINST           ABSTAIN
             ---------         -------           -------
             1,815,067          3,529             8,964

* Item 2 required the affirmative vote of a majority of the shares of the Trust. The voting results Trust-wide were 221,176,221 for, 2,754,002 against and 2,998,036 abstained.


FEDERAL TAX STATUS OF 2001 DIVIDENDS

The income dividends are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations. An amount equal to 100% of ordinary income dividends paid during 2001 qualifies for the dividends-received deduction available to corporations as provided by the Internal Revenue Code.

BOARD OF TRUSTEES

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
James J. Riebandt

Eustace K. Shaw


START INVESTING TODAY...


For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.


CHICAGO     Toll-free: 800-621-4477    Local: 312-431-1700
            300 South Wacker Drive     Chicago, Illinois 60606-6607

APPLETON    Toll-free: 800-678-0833    Local: 920-734-1474
            200 East Washington Street Appleton, Wisconsin 54911-5468

INTERNET    www.whummer.com



This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.



logo: WAYNE HUMMER INVESTMENTS(R)
              Distributor                                                  05/02


logo: WAYNE HUMMER INVESTMENTS(R)

300 South Wacker Drive
Chicago, Illinois 60606-6607

PRESORTED
FIRST CLASS
US POSTAGE PAID
PERMIT #3600
BERWYN, IL 60402

Forwarding Service Requested

                                 Wayne Hummer(R)
                                   Growth Fund

ANNUAL FINANCIAL STATEMENTS
March 31, 2002





Photo of: Thomas J. Rowland

Thomas J. Rowland


DEAR FELLOW SHAREHOLDERS:
This annual report of the Wayne Hummer Growth Fund (the "Fund") covers its eighteenth complete fiscal year, which ended March 31, 2002. The report contains a chart which compares a hypothetical $10,000 investment in the Fund for the past ten years with a like amount invested in "the market", as well as management's discussion and analysis of the Fund's performance during the fiscal year. As proxies for "the market" we again present both the Standard & Poor's Composite Stock Price Index (the S&P 500) and the Russell Midcap Index.

For the fiscal year ended March 31, 2002, the value of a fund share increased to $38.31 from $35.96 a year ago, or 6.54%. If distributions to shareholders of income and capital gains were reinvested, the Fund's total return was 8.90%.1 During this same period the total return of the S&P 500 Index was 0.24% and the Russell Midcap Index, 9.92%.

The combination of economic recession, the close proximity in time to the terrorist attacks of September 11th, the dramatic collapse of Enron and its aftermath, the unfolding accounting scandal and erupting mideast violence would not appear to have presented a very solid footing for stable financial markets. Nonetheless, the stock market managed to hold on to its post-attacks recovery gains of the final calendar quarter of last year, as evidence has continued to indicate that the worst of the economic cycle has passed.

The S&P 500 Index ended at a value on March 31st that was 5% higher than its level immediately preceding the terrorist attacks. The perceived early successes in the war on terrorism no doubt played a role. Though the S&P 500 is still slightly lower than it was a year ago, a broadening of the market was evident from the strong performance of the small and midcap indices, indicators, we think, of a turning economy.

For many years we have placed emphasis on acquiring mid-capitalization stocks. At the same time, we will not eliminate any investment based solely on its progression to large capitalization status. As a result, large capitalization issues will continue to be represented in the Fund. The commitment to mid-cap stocks, however, is reflected in the Fund's median market capitalization of $3.9 billion as compared to the current $8.8 billion median market cap of the S&P
500. For the Russell Midcap Index this value was $2.8 billion at calendar year end.

As has been true for the past several years, our Fund again this year exceeded the return of the broad-based S&P 500, which faltered due to the drag from its largest components. The largest capitalization stocks, in general, continued to underperform their smaller counterparts. Over the twelve-month period ended March 31, 2002, as evidence of this trend, the largest 100 stocks in the S&P 500 were down nearly 3%, while the remaining 400 stocks in the Index were up over 6%.

Our Fund did lag the Russell Midcap Index by about one percentage point for the past year. As was the case the previous year, the Fund has continued to be negatively impacted by its tech sector holdings, particularly the large capitalization companies of that sector, and by its issues in the telecommunications services sector. The technology sector return of the midcap benchmark index was decidedly positive, in contrast to the Fund's negative return from this sector.

The U.S. economy is emerging from what is arguably the mildest of the 10 post-World War II recessions, as it evaded two successive quarters of GDP declines. What did contract were corporate profits and business inventories, which saw a year over year decline that was the largest on record. As inventory liquidation has slowed dramatically, prospects are favorable for a new expansion phase. Rising output should translate quickly to rising profits. We have stated previously that corporate profit comparisons should turn favorable in the second half of the calendar year.

Consumer spending on housing, autos and other big-ticket items has been maintained, dampening a factor that historically has propelled a strong recovery. Nonetheless, personal incomes are rising and will be further enhanced by phased tax cuts. We anticipate a continued strong dollar, despite an eroding balance of trade, simply because no other competing currency reflects an underlying economy with stronger productivity growth than that of the U.S. This, in turn, should act to restrain any inflationary pressures of a recovering economy.

A greater perceived risk to our market outlook should emanate, it would seem, from eroded confidence in corporate financial statements as a result of the Arthur Andersen accounting scandal. The full and fair representation of financial results is absolutely essential to the orderly functioning of our securities markets, and must be protected. We realize that accounting practices entail a great deal of subjective judgement, and differing assumptions, all quite valid, that can produce varying outcomes. But such reasonable differences are far removed from the alleged fraud depicted in the Enron affair and the apparent demise of accounting heavyweight Arthur Andersen.

The vast majority of financial reports are conscientiously prepared and fair in their depiction of financial condition. Rapid technological change and a shift to a service based economy have resulted in a rising preponderance of intangible assets displacing tangible assets. One needs to be aware that much of the controversy surrounding accounting practices, and many of the recent high profile corporate collapses such as Polaroid and Global Crossing, stem from this sea change in the basis of our economic engine.

We remain confident that the opportunities presented by these trends outweigh the risks posed by rapid shifts in the underlying competitive landscape. Hopefully, the market's performance will continue to reflect improving economic fundamentals and not be derailed from misplaced concerns that accounting practices may be more widely dysfunctional than current media attention might suggest.

As always, we are pleased to be a part of your long-term investment planning.

Sincerely,



/s/ Thomas J. Rowland, CFA

Thomas J. Rowland, CFA
President and Portfolio Manager
Wayne Hummer Investment Trust

April 26, 2002

1    Total return excludes 2% sales charge.

LETTER FROM THE CHAIRMAN OF THE BOARD


Dear Shareholder,

         On April 2, 2002, we held a special shareholder meeting of the Wayne Hummer Investment Trust. I am pleased to report the approval of a new Investment Advisory and Management Agreement between the Wayne Hummer Management Company and the Trust on behalf of each of our four mutual funds. Also approved was the continuation of Ernst & Young LLP as the independent auditors of the Trust. I thank you for your continued support.

         The need to vote for the new Investment Advisory Agreement stemmed from Wayne Hummer Investments' recent merger into Wintrust Financial. Because this merger resulted in a change of control of the Adviser, the shareholders needed to approve that aspect of the transaction. The Board of Trustees was very deliberate in its examination of the issues confronting the shareholders. It should be noted that the Adviser and Wintrust do not contemplate, at this time, any changes in the investment operations of the Funds. More importantly, the transaction will not result in any changes to the Funds' investment objectives or the policies of the Funds and the Wayne Hummer Management Company, nor is there anticipated to be a change of the portfolio management team that services the Funds as a result of the merger. Similarly, the transaction will not affect the Funds' contractual relationships with their other service providers, including the Funds' transfer agent and custodian. Thus, you should continue to receive the same high level of service that you have come to expect as a Fund shareholder.

As a result of the merger between Wayne Hummer Investments and Wintrust Financial, the Wayne Hummer Investment Trust will have access to the distribution channels of Wintrust's 29 existing bank locations. We anticipate this new exposure will contribute to the continued growth and success of the Wayne Hummer Family of Funds. The Wayne Hummer Investment Trust consists of the following four mutual funds:

                         Wayne Hummer Money Market Fund
                            Wayne Hummer Growth Fund
                            Wayne Hummer Income Fund
                         Wayne Hummer CorePortfolio Fund

         We are pleased that you have invested in the Trust, and appreciate the confidence you have shown in us. I can assure you that we will continue to work diligently to manage your investments. Please do not hesitate to contact your Wayne Hummer Investment Executive to become better acquainted with our Fund Family.



                                            With warmest regards,

                                            /s/ Steven R. Becker

                                            Steven R. Becker
                                            Chairman of the Board

PERFORMANCE COMPARISON

WAYNE HUMMER GROWTH FUND VS. S&P 500 INDEX AND RUSSELL MIDCAP INDEX

Growth of $10,000 initial investment for a 10 year period ended March 31, 2002.

[Line Graph]



                                    Russell
                  Growth Fund       Midcap           S&P 500
1992              10000             10000            10000
                  9730              9979             10179
                  10315             10367            10510
                  10735             11456            11043
1993              10775             12078            11519
                  10636             12269            11567
                  10681             12926            11863
                  11119             13094            12219
1994              10701             12707            11753
                  10572             12432            11793
                  11053             13139            12373
                  11017             12820            12371
1995              12096             14154            13575
                  12407             15339            14856
                  12871             16699            16039
                  13752             17237            17002
1996              14050             18274            17915
                  14307             18789            18709
                  14567             19377            19285
                  15386             20511            20897
1997              15682             20343            21457
                  17963             23102            25197
                  19605             26170            27087
                  20030             26461            27868
1998              22045             29321            31755
                  22053             28877            32803
                  19344             24597            29539
                  23545             29131            35828
1999              23450             28993            37613
                  26282             32145            40264
                  24749             29383            37752
                  32532             34446            43366
2000              33141             37919            44359
                  31326             36209            43180
                  31629             38674            42762
                  31319             37287            39414
2001              28092             33375            34743
                  29788             36552            36776
                  26147             30025            31384
                  29194             35191            34739
2002              30591             36686            34836


AVERAGE ANNUAL TOTAL RETURN

  ANNUALIZED RETURNS FOR THE
  FOLLOWING PERIODS:                   1 YEAR       5 YEAR       10 YEAR
========================================================================
  WAYNE HUMMER
  GROWTH FUND
  (assuming 2% sales charge)             6.72%      13.84%       11.83%
------------------------------------------------------------------------
  RUSSELL MIDCAP INDEX                   9.92%      12.51%       13.88%
------------------------------------------------------------------------
  S&P 500 Index                          0.24%      10.18%       13.25%
------------------------------------------------------------------------


Note: This graph compares an initial investment of $10,000 invested in the Wayne Hummer Growth Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 and Russell Midcap Indices. The S&P 500 and Russell Midcap are unmanaged. All returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO HIGHLIGHTS


 TOP 10 STOCK HOLDINGS AS OF 3/31/02: (% of net assets)


 1.  Cardinal Health, Inc. (Distributors - Food and Health) .............   6.5%
 2.  Applied Materials, Inc. (Semiconductor Equipment) ..................   5.3%
 3.  Northern Trust Corporation (Banking) ...............................   5.1%
 4.  Illinois Tool Works Inc. (Manufacturing - Diversified) .............   4.4%
 5.  Patterson Dental Company (Distributors - Dental Supplies
       and Equipment) ...................................................   4.0%
 6.  Interpublic Group of Companies, Inc (Services -
       Advertising and Marketing) .......................................   3.9%
 7.  Avery Dennison Corporation (Manufacturing -
       Office Supplies and Forms) .......................................   3.5%
 8.  QUALCOMM Incorporated (Communications Equipment) ...................   3.4%
 9.  H&R Block, Inc. (Commercial Services - Finance) ....................   3.2%
10.  Fastenal Company (Distribution Wholesale - Building Supplies) ......   3.2%

Portfolio holdings are subject to change and may not represent future portfolio composition.




PORTFOLIO CHANGES 4/1/01 - 3/31/02

                                                         SHARE     HOLDINGS
 ADDITIONS                                              CHANGE   ON 3/31/02
===========================================================================
Apogent Technologies Inc.                               65,000      140,000
Broadwing Inc.                                         150,000      150,000
DeVry, Inc.                                             40,000       90,000
Health Management Associates, Inc.                      30,000      150,000
TCF Financial Corporation                               28,000       28,000


                                                         SHARE     HOLDINGS
 REDUCTIONS                                             CHANGE   ON 3/31/02
===========================================================================
Bacou USA, Inc.                                         65,000          -0-
C.R. Bard, Inc.                                         60,000          -0-
Ohio Casualty Corporation                               70,000          -0-
PepsiCo, Inc.                                           35,000       25,000
Pall Corporation                                       120,000          -0-
Thomas & Betts Corporation                              40,000          -0-

STATEMENT OF ASSETS AND LIABILITIES



                                                            MARCH 31, 2002
==========================================================================

  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $77,479,750)                  $158,164,981
    Affiliated issuers (Cost: $6,273,547)                        6,273,547
  Receivable for Fund Shares sold                                  328,617
  Dividends receivable                                             164,871
--------------------------------------------------------------------------
  Other                                                             12,533
--------------------------------------------------------------------------
  Total assets                                                 164,944,549

  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed                                  11,765
  Due to Wayne Hummer Management Company                           102,316
  Accrued liabilities                                               33,890
--------------------------------------------------------------------------
  Total liabilities                                                147,971
--------------------------------------------------------------------------
  Net assets applicable to 4,302,106 Shares
    outstanding, no par value, equivalent to $38.31
    per Share                                                 $164,796,578
==========================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                                              $82,749,891
  Net unrealized appreciation of investments                    80,685,231
  Undistributed net realized gain on sales of investments        1,342,724
  Undistributed net investment income                               18,732
--------------------------------------------------------------------------
  Net assets applicable to Shares outstanding                 $164,796,578
==========================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price
    per Share ($164,796,578 / 4,302,106 Shares outstanding)         $38.31
==========================================================================
  Maximum offering price per Share (net asset value,
    plus 2.02% of net asset value or 2% of offering price)          $39.09
==========================================================================


              See accompanying notes to the financial statements.

STATEMENT OF OPERATIONS



                                                                YEAR ENDED
                                                            MARCH 31, 2002
==========================================================================

  INVESTMENT INCOME:
  Dividends                                                     $1,516,589
--------------------------------------------------------------------------

  EXPENSES:
  Management fee                                                 1,161,614
  Transfer agent fees                                               52,954
  Professional fees                                                 49,263
  Trustee fees                                                      34,705
  Custodian fees                                                    29,576
  Portfolio accounting fees                                         23,520
  Registration fees                                                 13,701
  Printing costs                                                    11,939
  Other                                                              8,689
--------------------------------------------------------------------------
  Total expenses                                                 1,385,961
--------------------------------------------------------------------------
  Net investment income                                            130,628
--------------------------------------------------------------------------

  Net realized gain on sales of investments                      4,246,564
  Change in net unrealized appreciation                          8,958,714
--------------------------------------------------------------------------
  Net gain on investments                                       13,205,278
--------------------------------------------------------------------------

  Net increase in net assets resulting
    from operations                                            $13,335,906
==========================================================================



              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS




                                                       YEAR ENDED MARCH 31,
                                                    2002               2001
===========================================================================

  OPERATIONS:
  Net investment income                         $130,628           $226,706
  Net realized gain on sales of investments    4,246,564          8,815,948
  Change in net unrealized appreciation        8,958,714        (36,635,627)
---------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                 13,335,906        (27,592,973)

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                         (294,668)           (80,278)
  Net realized gains on investments           (3,073,967)       (16,666,904)
---------------------------------------------------------------------------
  Total dividends to shareholders             (3,368,635)       (16,747,182)
---------------------------------------------------------------------------

  FUND SHARE TRANSACTIONS:
  Proceeds from Shares sold                    8,486,781          7,105,700
  Shares issued upon reinvestment
    of dividends                               3,243,577         16,082,952
---------------------------------------------------------------------------
                                              11,730,358         23,188,652

  Less payments for Shares redeemed            9,118,058         12,296,423
---------------------------------------------------------------------------
  Increase from Fund Share transactions        2,612,300         10,892,229
---------------------------------------------------------------------------

  Total increase (decrease) in net assets     12,579,571        (33,447,926)

  NET ASSETS:
  Beginning of year                          152,217,007        185,664,933
---------------------------------------------------------------------------
  End of year (including undistributed net
    investment income of $18,732 and
    $182,772 at March 31, 2002 and 2001,
    respectively)                           $164,796,578      $152,217,007
===========================================================================



              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                   YEAR ENDED MARCH 31,
                                          2002     2001    2000    1999    1998
===============================================================================

  NET ASSET VALUE, BEGINNING OF YEAR    $35.96   $46.83  $36.66  $36.10  $28.03

  Income from investment operations:
  Net investment income                   0.02     0.05    0.06    0.14    0.19
  Net realized and unrealized gains
    (losses) on investments               3.13    (6.73)  14.17    2.09   10.57
-------------------------------------------------------------------------------
  Total from investment operations        3.15    (6.68)  14.23    2.23   10.76

  Less distributions:
  Dividends from net investment income (0.06) (0.02) (0.07) (0.16) (0.20) Distributions from net realized gains
    on investments                       (0.74)   (4.17)  (3.99)  (1.51)  (2.49)
-------------------------------------------------------------------------------
  Total distributions                    (0.80)   (4.19)  (4.06)  (1.67)  (2.69)
-------------------------------------------------------------------------------

  NET ASSET VALUE, END OF YEAR          $38.31   $35.96  $46.83  $36.66  $36.10
===============================================================================
  TOTAL RETURN (a)                       8.90%  (15.23%) 41.33%   6.37%  40.57%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of year ($000's)     164,797  152,217 185,665 139,494 140,743
  Ratio of total expenses to average
    net assets                           0.89%    0.91%   0.95%   0.94%   0.96%
  Ratio of net investment income to
    average net assets                   0.08%    0.13%   0.15%   0.41%   0.58%
  Portfolio turnover rate                   5%       9%     10%     12%      7%


  NOTE TO FINANCIAL HIGHLIGHTS:

a.) Excludes sales charge of 2%, which was effective August 1, 1999 for new accounts.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2002


                                             NUMBER OF SHARES              VALUE
================================================================================

COMMON STOCKS (96.0%)

Basic Materials 3.1%
RPM, Inc.                                             125,000         $1,943,750
Sonoco Products
  Company                                             110,000          3,147,100
--------------------------------------------------------------------------------
                                                                       5,090,850

Capital Goods 16.8%
Avery Dennison
  Corporation                                          95,000          5,797,850
Emerson Electric Co.                                   50,000          2,869,500
Fastenal Company                                       70,000          5,272,400
IDEX Corporation                                       50,000          1,850,000
Illinois Tool Works Inc.                              100,000          7,235,000
Molex Incorporated
  Class A                                              70,000          2,141,300
Regal-Beloit Corporation                              100,000          2,555,000
--------------------------------------------------------------------------------
                                                                      27,721,050

Communication Services 1.0%
Broadwing Inc. (a)                                    150,000          1,048,500
Western Wireless
  Corporation Class A (a)                              60,000            524,400
--------------------------------------------------------------------------------
                                                                       1,572,900

Consumer Cyclicals 16.8%
Autoliv, Inc.                                          40,920            991,901
H&R Block, Inc.                                       120,000          5,334,000
Borders Group, Inc. (a)                               120,000          2,869,200
Cintas Corporation                                     60,000          2,991,600
DeVry, Inc. (a)                                        90,000          2,711,700
The Gap, Inc.                                          75,000          1,128,000
Interpublic Group of
  Companies, Inc.                                     185,000          6,341,800
LA-Z-Boy Incorporated                                 110,000          3,019,500
Royal Caribbean
  Cruises Ltd.                                        100,000          2,255,000
--------------------------------------------------------------------------------
                                                                      27,642,701

Consumer Staples 6.0%
CVS Corporation                                       100,000          3,433,000
McCormick & Company,
  Incorporated                                        100,000          5,113,000
PepsiCo, Inc.                                          25,000          1,287,500
--------------------------------------------------------------------------------
                                                                       9,833,500



                                             NUMBER OF SHARES              VALUE
================================================================================

Energy 1.4%
Burlington Resources, Inc.                             60,000         $2,405,400
--------------------------------------------------------------------------------

Financials 12.7%
AON Corporation                                        67,500          2,362,500
Cincinnati Financial
  Corporation                                          90,000          3,929,400
Northern Trust
  Corporation                                         140,000          8,415,400
Old Republic International
  Corporation                                         150,000          4,795,500
TCF Financial Corporation                              28,000          1,473,080
--------------------------------------------------------------------------------
                                                                      20,975,880

Health Care and Pharmaceuticals 17.6%
Apogent Technologies
  Inc. (a)                                            140,000          3,455,200
Cardinal Health, Inc.                                 150,000         10,633,500
The Cooper Companies,
  Inc.                                                 63,000          2,986,200
Health Management
  Associates, Inc. (a)                                150,000          3,109,500
Patterson Dental
  Company (a)                                         150,000          6,559,500
STERIS Corporation (a)                                 60,000          1,251,600
Watson Pharmaceuticals,
  Inc. (a)                                             35,000            948,150
--------------------------------------------------------------------------------
                                                                      28,943,650

Technology 20.6%
ADC Telecommunications,
  Inc. (a)                                            360,000          1,465,200
Applied Materials, Inc. (a)                           160,000          8,683,200
Concord EFS, Inc. (a)                                 120,000          3,990,000
Fiserv, Inc. (a)                                       75,000          3,449,250
Kronos Incorporated (a)                                90,000          4,228,200
Photronics, Inc. (a)                                  120,000          4,047,600
QUALCOMM
  Incorporated (a)                                    150,000          5,646,000
Sun Microsystems, Inc. (a)                            280,000          2,469,600
--------------------------------------------------------------------------------
                                                                      33,979,050
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $77,479,750)                                                  158,164,981
--------------------------------------------------------------------------------

                                                                           Value
================================================================================

SHORT-TERM INVESTMENTS (3.8%)

INVESTMENT IN AFFILIATED INVESTMENT COMPANY
Wayne Hummer Money Market
  Fund (Cost: $6,273,547)                                             $6,273,547
--------------------------------------------------------------------------------




                                                                           Value
================================================================================

TOTAL INVESTMENTS (99.8%)
(Cost: $83,753,297) (b)                                             $164,438,528

CASH AND OTHER ASSETS,
LESS LIABILITIES (0.2%)                                                  358,050
--------------------------------------------------------------------------------

NET ASSETS (100.0%)                                                 $164,796,578
================================================================================


NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Non-income producing security.
(b) Based on the cost of investments of $83,753,297 for federal income tax purposes at March 31, 2002, the aggregate gross unrealized appreciation was $88,262,372, the aggregate gross unrealized depreciation was $7,577,141 and the net unrealized appreciation of investments was $80,685,231.



NOTES TO FINANCIAL STATEMENTS

ORGANIZATION:
Wayne Hummer Investment Trust (the "Trust"), is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Growth Fund (the "Fund"). The Fund commenced investment operations on December 30, 1983, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to achieve long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sale price on that day. If there has been no sale on such day, the last reported sale price prior to that day is utilized if such sale is between the closing bid and asked price of the current day. If the last price on a prior day is not between the current day's closing bid and asked price, then the value of such security is taken to be the mean between the current day's closing bid and asked price. Any unlisted security for which last sale information is not regularly reported is valued at the highest closing bid price determined on the basis of reasonable inquiry. Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis. Investments in other investment companies are valued at net asset value. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premiums and accretions of discounts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Ordinary income dividends are normally declared and paid in April, July, October, and December. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. The amount and character of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Total dividends paid during the year ended March 31, 2002 amounted to $3,368,635, of which $379,210 represented ordinary income and $2,989,425 represented long-term capital gains. Total dividends paid during the year ended March 31, 2001, amounted to $16,747,182, of which $80,278 represented ordinary income and $16,666,904 represented long-term capital gains. On April 24, 2002, an ordinary income dividend of $0.01 per Share and a long-term capital gain dividend of $0.32 per Share were declared, payable April 25, 2002, to shareholders of record on April 23, 2002.

3. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders. At March 31, 2002, there were no significant differences between the book basis and the tax basis components of net assets.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .80 of 1% on the first $100 million of average daily net assets, .65 of 1% of the next $150 million of average daily net assets and .50 of 1% of the average daily net assets in excess of $250 million. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceeds 1.50% of the average daily net assets of the Fund. No reimbursements were made in 2002. During the year ended March 31, 2002, the Fund incurred management fees of $1,161,614, amounting to approximately 0.75% of average daily net assets of the Fund.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole member of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $77,080 from the sale of Fund Shares during the year ended March 31, 2002, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), a mutual fund managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statement of Operations. Amounts relating to these investments were as follows:

                                                                   YEAR ENDED
                                                               MARCH 31, 2002
=============================================================================

  Purchases                                                       $15,951,308
  Sales Proceeds                                                  $13,117,087
  Dividend Income                                                    $107,154
  Value                                                            $6,273,547
  % of Net Assets                                                        3.8%

Mr. Steven Becker, a trustee of the Fund, is also an officer and director of WHI and a shareholder of Wintrust. During the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $34,705.

5. INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows:

                                                                   YEAR ENDED
                                                               MARCH 31, 2002
=============================================================================

  Purchases                                                        $7,182,238
  Proceeds from sales                                             $11,052,737

6. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets with respect to the following number of shares:

                                                     Year ended March 31,
                                                    2002               2001
=============================================================================

  Shares sold                                    231,894            170,283
  Shares issued upon reinvestment of dividends    89,650            389,351
-----------------------------------------------------------------------------
                                                 321,544            559,634
  Shares redeemed                               (252,409)          (291,690)
-----------------------------------------------------------------------------
  Net increase (decrease) in Shares outstanding   69,135            267,944
=============================================================================

REPORT OF INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES
WAYNE HUMMER GROWTH FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wayne Hummer Growth Fund (the "Fund") as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wayne Hummer Growth Fund at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods then ended, and the financial highlights for each of the fiscal years since 1998, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP



Chicago, Illinois
April 26, 2002

MANAGEMENT OF THE TRUST

The following is a list of the trustees and executive officers of the Trust, their addresses, ages, their principal occupations for the past five years, their affiliation with the Investment Adviser, if any, and other significant affiliations.

                                                         INTERESTED TRUSTEE
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Steven R. Becker, 51*    Chairman of the        Since 1983        Senior Vice             4                 Wayne Hummer
300 S. Wacker Drive      Board of Trustees                        President, Wayne                          Investments L.L.C.
Chicago, IL  60606                                                Hummer Investments
                                                                  L.L.C.; formerly Principal,
                                                                  Wayne Hummer
                                                                  Investments L.L.C.


                                                       NON-INTERESTED TRUSTEES
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Charles V. Doherty, 68   Trustee                Since 1994        Managing Director,      4                 Lakeside Bank; Knight
3 First National Plaza                                            Madison Advisory                          Trading Group, Inc.
Suite 1400                                                        Group (registered                         (holding company for
Chicago, IL  60602                                                investment adviser)                       securities broker);
                                                                                                            Howe Barnes Securities,
                                                                                                            Inc. (securities
                                                                                                            broker); Brauvin Capital
                                                                                                            Trust (REIT); Bank of
                                                                                                            America Financial
                                                                                                            Products; CCMA
                                                                                                            Select Investment
                                                                                                            Trust (investment
                                                                                                            company); CCM
                                                                                                            Advisors Funds
                                                                                                            (investment
                                                                                                            company)

Joel D. Gingiss, 59      Trustee                Since 1983        Attorney, Charles M.    4                 Formerly, Gingiss
207 Hazel                                                         Smith & Associates, P.C.,                 International, Inc.
Highland Park, IL  60035                                          January 2002 to present;                  (franchisor of
                                                                  Attorney, Rosing, Smith,                  Gingiss Formalwear
                                                                  Eriksen, Zeit and Stanezak,               Stores)
                                                                  Ltd., May 2000 to December
                                                                  2001; Assistant State's Attorney,
                                                                  Lake County, Illinois, September
                                                                  1993 to May 2000

Patrick B. Long, 59      Trustee                Since 1983        Chairman, OG            4                 OG Technologies,
58 Parkland Plaza                                                 Technologies, Inc.                        Inc.; formerly,
Ann Arbor, MI  48103                                              (surface measurement                      KMS Industries, Inc.
                                                                  technology company)                       (fusion energy
                                                                                                            company); formerly,
                                                                                                            AVIQS LLC (machine
                                                                                                            vision company)




---------------------------
* Mr. Becker is an interested person of the Trust because he is an officer and director of WHI and a shareholder of Wintrust Financial Corporation, which is the sole shareholder of the Investment Adviser and the sole member of WHI.

MANAGEMENT OF THE TRUST (CONT).
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
James J. Riebandt, 52    Trustee                Since 1999        Member, Riebandt        4                 Formerly, Haeger
1237 South Arlington                                              & DeWald, P.C.                            Automotive Group
Heights Road                                                      (law firm)                                (car dealership);
Arlington Heights,                                                                                          formerly, Holy Cross
IL  60005                                                                                                   High School Alumni
                                                                                                            Education
                                                                                                            Endowment Fund

Eustace K. Shaw, 77      Trustee                Since 1983        Chairman of the         4                 B. F. Shaw
200 First Avenue E                                                Board of Directors,                       Printing Co.
Newton, IA  50208                                                 B. F. Shaw Printing Co.

                                    OFFICERS
                                                TERM OF OFFICE AND                   PRINCIPAL
NAME, AGE                POSITION(S) HELD       LENGTH OF TIME                       OCCUPATION(S)
AND ADDRESS              WITH FUND              SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Rowland, 56    President              Since 1999                           First Vice President/Investments and
300 S. Wacker Drive                                                                  Managing Director, Wayne Hummer
Chicago, IL  60606                                                                   Management Company; formerly President
                                                                                     and Director, Wayne Hummer Management Company,
                                                                                     September 1996 to February 2002; formerly Vice
                                                                                     President, Wayne Hummer Money Fund Trust, July
                                                                                     1987 to July 1999; formerly Vice President of
                                                                                     the Trust and Wayne Hummer Management
                                                                                     Company; formerly Principal, Wayne Hummer
                                                                                     Investments L.L.C., April 1, 1996 to February
                                                                                     2002; prior to April 1, 1996, Partner,
                                                                                     Wayne Hummer & Co.

David P. Poitras, 41     Vice President         Since 1992                           First Vice President and Managing Director,
300 S. Wacker Drive                                                                  Wayne Hummer Management Company; Executive Vice
Chicago, IL  60606                                                                   President and Director of Fixed Income, Wayne
                                                                                     Hummer Investments L.L.C.; formerly Vice
                                                                                     Chairman of the Board of Trustees of the Trust,
                                                                                     July 1999 to February 2002; formerly,
                                                                                     President, Wayne  Hummer Money Fund Trust,
                                                                                     August 1993 to July 1999; formerly Director,
                                                                                     Wayne Hummer Management Company, January 2000
                                                                                     to February 2002, formerly Vice President,
                                                                                     Wayne Hummer Management Company, May 1992
                                                                                     to February 2002; formerly Principal,
                                                                                     Wayne Hummer Investments L.L.C., April 1, 1996
                                                                                     to February 2002; prior to April 1, 1996,
                                                                                     Partner, Wayne Hummer & Co.

Jean M. Maurice, 39      Treasurer and          Since 1987                           Formerly Treasurer, Wayne Hummer Money Fund
300 S. Wacker Drive      Assistant Secretary                                         Trust, March 1988 to July 1999
Chicago, IL  60606

Robert J. Moran, 56      Secretary              Since 1999                           Partner, Vedder, Price, Kaufman & Kammholz (law
222 N. LaSalle Street                                                                firm); formerly Secretary, Wayne Hummer Money
Chicago, IL  60601                                                                   Fund Trust, 1982 to July 1999

The Statement of Additional Information for the Trust includes additional information about the trustees and officers of the Trust and is available without charge by calling 1-800-621-4477.


RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of the Shareholders was held at the offices of Wayne Hummer Investments L.L.C., 300 South Wacker Drive, Chicago, Illinois on April 2, 2002. Wayne Hummer Growth Fund shareholders were asked to vote on two separate issues: a new Investment Advisory and Management Agreement between Wayne Hummer Management Company and the Trust, and the ratification of the selection of Ernst & Young LLP as the Trust's independent auditors. The following are the results:

1. TO APPROVE THE NEW INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT BETWEEN WAYNE HUMMER MANAGEMENT COMPANY AND THE TRUST. This item was approved.

                For            Against           Abstain
             ---------         -------           -------
             2,187,672         61,552            38,660

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE TRUST FOR THE FISCAL YEAR ENDING MARCH 31, 2002. This item was approved.*

                For            Against           Abstain
             ---------         -------           -------
             2,201,351         55,359            31,174

* Item 2 required the affirmative vote of a majority of the shares of the Trust. The voting results Trust-wide were 221,176,221 for, 2,754,002 against and 2,998,036 abstained.


FEDERAL TAX STATUS OF 2001 DIVIDENDS

The income dividends and short-term capital gain distributions are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations. An amount equal to 100% of ordinary income dividends paid during 2001 qualifies for the dividends-received deduction available to corporations as provided by the Internal Revenue Code.

BOARD OF TRUSTEES

Steven R. Becker   Charles V. Doherty     Patrick B. Long     Eustace K. Shaw
Chairman           Joel D. Gingiss        James J. Riebandt





START INVESTING TODAY...


For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.



CHICAGO          Toll-free: 800-621-4477    Local: 312-431-1700
                 300 South Wacker Drive     Chicago, Illinois 60606-6607

APPLETON         Toll-free: 800-678-0833    Local: 920-734-1474
                 200 East Washington Street Appleton, Wisconsin 54911-5468

INTERNET         www.whummer.com

This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.



logo: WAYNE HUMMER INVESTMENTS(R)
              Distributor                                                  05/02


logo: WAYNE HUMMER INVESTMENTS(R)

300 South Wacker Drive
Chicago, Illinois 60606-6607


PRESORTED
FIRST CLASS
US POSTAGE PAID
PERMIT #3600
BERWYN, IL 60402

Forwarding Service Requested

                                 Wayne Hummer(R)
                                   Income Fund

Photo: DAVID P. POITRAS
DAVID P. POITRAS

ANNUAL FINANCIAL STATEMENTS
March 31, 2002


DEAR FELLOW SHAREHOLDERS,
We are pleased to provide you with this report which details the operation of the Wayne Hummer Income Fund for the fiscal year ended March 31, 2002.

OVERVIEW
For the 6-month and 1-year periods ended March 31, 2002, the Wayne Hummer Income Fund produced total returns1 of -1.18% and 3.17%, respectively. The Merrill Lynch U.S. Corporate and Government 1-10-Year Index--the index to which we compare the Fund's performance--posted returns of -0.24% and 5.12% over the same periods.

The Fund declared income dividends totaling $0.77 per share over the past twelve months, equivalent to a distribution rate per share of 5.17%2. The Fund's yield for the 30-day period ended March 31, was 5.18%. The Fund's net asset value per share was $14.92 at March 31, 2002, down from $15.21 the previous year. Please refer to the following pages for detailed statements of the Fund's performance, portfolio of investments and financial condition.

YEAR IN REVIEW
The bond market turned in a seesaw performance over the past twelve months. Bond prices increased through October of last year in reaction to 1) sluggish economic activity, 2) aggressive interest rate cuts executed by the Federal Reserve Bank, and 3) stock market volatility, which pushed many investors to the relative safety of the bond market.

By November 2001, the economy began showing signs of improvement, quashing prospects for further interest rate cuts from the Fed. In fact, many economists now believe the Fed will soon unwind last year's easing moves by boosting short-term rates. Bond prices moved lower in response, and yields on intermediate and longer-term securities ended the most recent quarter--March 31, 2002, modestly higher than one year earlier.

Most fixed income portfolios produced scant returns over the past twelve months as the interest earned was partially offset by bond price erosion caused by rising interest rates. Over the past six months, returns have generally been negative as falling bond prices outpaced interest earned on fixed income portfolios. (The value of all fixed income investments is inversely tied to changes in interest rates. As interest rates fall, bond prices rise and visa versa.)

Mortgage-backed securities were the best performing fixed income asset class over the twelve-month period ended March 31, 2002. The defensive qualities of these securities often lead to superior performance during market downturns. The corporate bond market also performed well, as strengthening economic fundamentals--and the prospective improvement of corporate credit quality--helped the performance of this sector. Individual issuer volatility within the corporate bond market has been very high, however. The market continues to punish any issuer that releases disappointing news. Consequently, many issues within the airline, telecommunication, technology, energy and other industries are trading at very low prices. Surprisingly, U.S. Treasuries turned in the lowest twelve-month return. We suspect the improved equity market tempted nervous investors out of the bond market and back into the stock market.

PORTFOLIO PERFORMANCE AND FOCUS

The Wayne Hummer Income Fund underperformed its benchmark index during the preceding six and twelve-month periods primarily as a result of lagging performance of several of the Fund's corporate holdings. As mentioned above, the overall corporate market performed well, but many individual issues were hit hard by the market's uneasiness. In addition, the Fund's benchmark index is an unmanaged index of notes and bonds, and unlike the

Fund, does not incur the operating expense of a managed portfolio of fixed income securities.

Looking ahead, we are cautiously optimistic about the market's prospects. The improving economy may bring the mixed blessing of both rising interest rates, which is detrimental to the bond market, and an improvement in the overall credit quality of the corporate bond market, which will enhance the value of many of the Fund's holdings.

Over the near-term, we will most likely bolster the Fund's allocation to corporate notes and bonds. We are comfortable with the Fund's duration of approximately 4.2 years, which we believe is long enough to provide a high level of income, but short enough to provide reasonable protection should interest rates rise. Duration is a measure of price sensitivity to interest rate changes. When interest rates fall, longer-duration portfolios produce a greater rise in value than shorter-duration portfolios. On the other hand, when interest rates rise, shorter-duration portfolios protect value better than longer portfolios.

The average credit quality and liquidity of the portfolio remains high. Some 56% of the Fund's assets are allocated to U.S. Treasury, U.S. Government Agency and mortgage-backed securities, all of which are of the highest credit quality.

As always, we appreciate the privilege of serving your investment needs.



Sincerely,



/s/ David P. Poitras

David P. Poitras
Portfolio Manager

April 26, 2002





1    Total returns exclude 1% sales charge.

2 Distribution rate per share is based upon dividends per share declared during the period divided by the net asset value per share at March 31, 2002.

LETTER FROM THE CHAIRMAN OF THE BOARD


Dear Shareholder,

         On April 2, 2002, we held a special shareholder meeting of the Wayne Hummer Investment Trust. I am pleased to report the approval of a new Investment Advisory and Management Agreement between the Wayne Hummer Management Company and the Trust on behalf of each of our four mutual funds. Also approved was the continuation of Ernst & Young LLP as the independent auditors of the Trust. I thank you for your continued support.

         The need to vote for the new Investment Advisory Agreement stemmed from Wayne Hummer Investments' recent merger into Wintrust Financial. Because this merger resulted in a change of control of the Adviser, the shareholders needed to approve that aspect of the transaction. The Board of Trustees was very deliberate in its examination of the issues confronting the shareholders. It should be noted that the Adviser and Wintrust do not contemplate, at this time, any changes in the investment operations of the Funds. More importantly, the transaction will not result in any changes to the Funds' investment objectives or the policies of the Funds and the Wayne Hummer Management Company, nor is there anticipated to be a change of the portfolio management team that services the Funds as a result of the merger. Similarly, the transaction will not affect the Funds' contractual relationships with their other service providers, including the Funds' transfer agent and custodian. Thus, you should continue to receive the same high level of service that you have come to expect as a Fund shareholder.

As a result of the merger between Wayne Hummer Investments and Wintrust Financial, the Wayne Hummer Investment Trust will have access to the distribution channels of Wintrust's 29 existing bank locations. We anticipate this new exposure will contribute to the continued growth and success of the Wayne Hummer Family of Funds. The Wayne Hummer Investment Trust consists of the following four mutual funds:

                         Wayne Hummer Money Market Fund
                            Wayne Hummer Growth Fund
                            Wayne Hummer Income Fund
                         Wayne Hummer CorePortfolio Fund

We are pleased that you have invested in the Trust, and appreciate the confidence you have shown in us. I can assure you that we will continue to work diligently to manage your investments. Please do not hesitate to contact your Wayne Hummer Investment Executive to become better acquainted with our Fund Family.



                                            With warmest regards,

                                            /s/ Steven R. Becker

                                            Steven R. Becker
                                            Chairman of the Board

PERFORMANCE COMPARISON

WAYNE HUMMER INCOME FUND VS. MERRILL LYNCH U.S. CORPORATE AND GOVERNMENT 1-10 YEAR INDEX

Growth of $10,000 initial investment from inception (December 1, 1992) through March 31, 2002.



[Line graph]


                                          Merrill Lynch
                                          U.S. Corporate
                       Income             and Government
                        Fund             1-10 Year Index
Dec 92                 10000                10000
                        9935.1              10130.2
Mar 93                 10326.7              10531.1
                       10629.4              10751.2
                       10969                11004.3
                       10997.4              11022.5
Mar 94                 10782.6              10812
                       10614.5              10750.9
                       10643.6              10836.5
                       10726.2              10831.1
Mar 95                 11230.9              11303.2
                       11748.6              11867.8
                       11995.9              12062.4
                       12392.9              12490.9
Mar 96                 12218.4              12389.2
                       12287.4              12462.1
                       12468.7              12680.8
                       12826.8              12993.3
Mar 97                 12746.6              12986.6
                       13189.5              13368.1
                       13615.1              13728.6
                       13984.3              14024.8
Mar 98                 14181.2              14249.4
                       14452.2              14517.6
                       14994.9              15157.7
                       15015                15211.8
Mar 99                 14853.9              15183.8
                       14760.8              15123.8
                       14889                15267.5
                       14846.9              15283
Mar 00                 15155.1              15509.7
                       15287.8              15767.3
                       15714.6              16215.8
                       16109.2              16829.4
Mar 01                 16674.2              17392.2
                       16762.6              17498
                       17409.2              18325
                       17314.7              18337
Mar 02                 17203.2              18282



AVERAGE ANNUAL TOTAL RETURN

                                                                 SINCE
                                                                 INCEPTION
                                                                 DATE
  ANNUALIZED RETURNS FOR THE                                     (12/1/92 -
  FOLLOWING PERIODS:                   1 YEAR       5 YEAR       3/31/02)

  WAYNE HUMMER
  INCOME FUND
  (assuming 1% sales charge)           2.14%        5.97%        5.98%
---------------------------------------------------------------------------
  MERRILL LYNCH U.S. CORPORATE
  AND GOVERNMENT 1-10 YEAR INDEX       5.12%        7.08%        6.68%
---------------------------------------------------------------------------

Note: This graph compares an initial $10,000 investment in Wayne Hummer Income Fund on December 1, 1992, adjusted for the maximum sales charge of 1%, with the Merrill Lynch U.S. Corporate and Government 1-10 Year Index, which is unmanaged. All returns include reinvested dividends. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO HIGHLIGHTS

  TOP 10 BOND HOLDINGS AS OF 3/31/02:

 1. Federal Home Loan Banks, 6.50%, 11/15/05
 2. Federal Home Loan Mortgage Corporation, 5.75%, 1/15/12
 3. Federal National Mortgage Association, 6.63%, 11/15/10
 4. U.S. Treasury Note, 7.25%, 5/15/04
 5. Federal Home Loan Mortgage Corporation, 8.00%, 4/15/22
 6. Canadian Pacific Limited, 8.85%, 6/1/22
 7. Federal Home Loan Mortgage Corporation, 7.50%, 11/15/08
 8. U.S. Treasury Note, 7.50%, 11/15/16
 9. NYNEX Corporation, 9.55%, 5/1/10
10. Wells Fargo & Company, 5.90%, 5/21/06

The top ten holdings comprise 50.6% of net assets.


  PERFORMANCE COMPOSITION AS OF 3/31/02: (% of net assets)


[pie chart]



  Corporate Obligations                                39%
  U.S. Government and Agency Issues                    40%
  Mortgage-Backed Securities                           16%
  Preferred Stock                                       1%
  Cash and Other                                        4%


Portfolio holdings are subject to change and may not represent future portfolio composition.

FUND OVERVIEW

The Wayne Hummer Income Fund (the "Fund") seeks to achieve a high level of current income in a manner consistent with prudent investment management. The Fund invests primarily in intermediate-term corporate and U.S. Government and Agency securities.

The Fund's prospectus contains detailed information about permissible investments.


SERVICES AVAILABLE TO SHAREHOLDERS

SYSTEMATIC INVESTING
Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

SYSTEMATIC INVESTMENT PLAN
You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN
You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

SOCIAL SECURITY AND OTHER GOVERNMENT CHECKS
By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

IRA OR RETIREMENT PLANS
Shares of the Fund are a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

INTERNET ADDRESS: WWW.WHUMMER.COM
Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND OR YOUR INVESTMENT EXECUTIVE FOR MORE INFORMATION ON EACH OF THESE SERVICES.

STATEMENT OF ASSETS AND LIABILITIES

                                                            MARCH 31, 2002

  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $18,430,068)                   $18,038,454
    Affiliated issuers (Cost: $102,953)                            102,953
  Interest receivable                                              335,164
  Receivable for Fund Shares sold                                   10,339
  Receivable for investments sold                                    1,068
  Prepaid expenses                                                   7,744
--------------------------------------------------------------------------
  Total assets                                                  18,495,722

  LIABILITIES AND NET ASSETS
  Dividends payable                                                 11,350
  Due to Wayne Hummer Management Company                             7,858
  Accounts payable                                                  20,243
--------------------------------------------------------------------------
  Total liabilities                                                 39,451
--------------------------------------------------------------------------
  Net assets applicable to 1,237,409 Shares outstanding,
    no par value, equivalent to $14.92 per Share               $18,456,271
==========================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                                               $19,630,229
  Net unrealized appreciation (depreciation) of investments        (391,614)
  Accumulated net realized loss on sales of investments            (782,344)
---------------------------------------------------------------------------
  Net assets applicable to Shares outstanding                   $18,456,271
===========================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price per Share
    ($18,456,271 / 1,237,409 Shares outstanding)                     $14.92
===========================================================================
  Maximum offering price per Share (net asset value,
    plus 1.01% of net asset value or 1% of
    offering price)                                                  $15.07
===========================================================================

                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

                                                                 YEAR ENDED
                                                             MARCH 31, 2002

  INVESTMENT INCOME:
  Interest                                                       $1,092,207
  Dividends                                                           6,315
---------------------------------------------------------------------------
  Total investment income                                         1,098,522

  EXPENSES:
  Management fee                                                     89,414
  Professional fees                                                  23,850
  Transfer agent fees                                                23,700
  Portfolio accounting fees                                          17,188
  Registration costs                                                 16,395
  Printing costs                                                     13,036
  Custodian fees                                                     11,769
  Trustee fees                                                        7,900
  Other                                                               2,400
---------------------------------------------------------------------------
  Total expenses                                                    205,652
---------------------------------------------------------------------------
  Net investment income                                             892,870
---------------------------------------------------------------------------

  Net realized gain on sales of investments                          95,366
  Change in net unrealized depreciation                            (477,491)
---------------------------------------------------------------------------
  Net loss on investments                                          (382,125)
---------------------------------------------------------------------------

  Net increase in net assets resulting from operations             $510,745
===========================================================================

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED MARCH 31,
                                                    2002               2001

  OPERATIONS:
  Net investment income                         $892,870         $1,017,619
  Net realized gain (loss) on sales
    of investments                                95,366            (57,470)
  Change in net unrealized appreciation
    (depreciation)                              (477,491)           695,105
---------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                              510,745          1,655,254

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                         (904,942)        (1,011,715)

  FUND SHARE TRANSACTIONS:
  Proceeds from Shares sold                    2,971,600          1,064,341
  Shares issued upon reinvestment
    of dividends                                 697,067            770,733
---------------------------------------------------------------------------
                                               3,668,667          1,835,074

  Less payments for Shares redeemed            2,188,876          3,140,851
---------------------------------------------------------------------------
  Increase (decrease) from Fund Share
    transactions                               1,479,791         (1,305,777)

  Total increase (decrease) in net assets      1,085,594           (662,238)

  NET ASSETS:
  Beginning of year                           17,370,677         18,032,915
---------------------------------------------------------------------------
  End of year                                $18,456,271        $17,370,677
===========================================================================


                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                YEAR ENDED MARCH 31,
                                       2002(b)    2001     2000    1999    1998

  NET ASSET VALUE, BEGINNING OF YEAR   $15.21   $14.65   $15.21  $15.38  $14.66

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.77     0.86     0.90    0.89    0.94
  Net realized and unrealized gains
    (losses) on investments             (0.29)    0.56    (0.56)  (0.17)   0.72
--------------------------------------------------------------------------------
  Total from investment operations       0.48     1.42     0.34    0.72    1.66

  LESS DISTRIBUTIONS:
  Dividends from net investment income  (0.77)   (0.86)   (0.90)  (0.89)  (0.94)

  Net asset value, end of year         $14.92   $15.21   $14.65  $15.21  $15.38
================================================================================
  Total Return (a)                      3.17%   10.02%    2.03%   4.74%  11.25%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of year ($000's)     18,456   17,371   18,033  20,327  21,304
  Ratio of total expenses to average
    net assets                          1.15%    1.08%    1.02%   1.01%   1.01%
  Ratio of net investment income to
    average net assets                  4.98%    5.85%    5.78%   5.78%   6.00%
  Portfolio turnover rate                 50%      37%      11%     37%     28%


NOTES TO FINANCIAL HIGHLIGHTS:

(a) Excludes sales charge of 1%, which was effective August 1, 1999 for new accounts.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for investment companies and began presenting paydown gains and losses on mortgage and asset-backed securities as interest income. These changes for the year ended March 31, 2002, did not affect net investment income per share or net realized and unrealized gains and losses per share. However, the ratio of net investment income to average net assets decreased from 5.07% to 4.98%. Per share, ratios and supplementary data for years ended prior to March 31, 2002, have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2002

                                             PRINCIPAL AMOUNT              VALUE

CORPORATE OBLIGATIONS (39.4%)
Auto & Machinery (2.3%)
Johnson Controls, Inc.,
7.70%, 3/1/15                                        $410,000           $432,554
--------------------------------------------------------------------------------

Banks & Finance (9.9%)
American Express Company,
6.88%, 11/1/05                                        250,000            264,625
Ameritech Capital Funding Corporation,
5.95%, 1/15/38                                        250,000            251,165
Citifinancial,
6.63%, 6/1/15                                         500,000            503,330
Ford Motor Credit Company,
6.13%, 1/9/06                                         300,000            290,328
Wells Fargo & Company,
5.90%, 5/21/06                                        500,000            508,480
--------------------------------------------------------------------------------
                                                                       1,817,928

Electric (1.5%)
South Carolina Electric & Gas Company,
7.63%, 4/1/25                                         150,000            162,529
Southwestern Public Service Company,
7.25%, 7/15/04                                        100,000            104,636
--------------------------------------------------------------------------------
                                                                         267,165

Oil and Gas (3.7%)
Devon Energy Corporation,
10.25%, 11/1/05                                       436,000            481,797
Northwest Natural Gas Company,
6.80%, 5/21/07                                        200,000            201,418
--------------------------------------------------------------------------------
                                                                         683,215

Paper & Related Products (4.1%)
Champion International Corporation,
6.40%, 2/15/26                                        500,000            507,245
Mead Corporation,
6.84%, 3/1/37                                         250,000            250,163
--------------------------------------------------------------------------------
                                                                         757,408

Publishing (2.6%)
The Washington Post Company,
5.50%, 2/15/09                                        500,000            480,070
--------------------------------------------------------------------------------

Telecommunications (4.1%)
Mountain States Telephone & Telegraph Co.,
5.50%, 6/1/05                                         269,000            237,823
NYNEX Corporation,
9.55%, 5/1/10                                         456,333            513,128
--------------------------------------------------------------------------------
                                                                         750,951


                                             PRINCIPAL AMOUNT              VALUE

Transportation (5.3%)
Canadian Pacific Limited,
8.85%, 6/1/22                                        $500,000           $526,170
United Air Lines, Inc.,
9.76%, 5/27/06                                        673,726            460,977
--------------------------------------------------------------------------------
                                                                         987,147

Other (5.9%)
Browning-Ferris Industries, Inc.,
6.38%, 1/15/08                                        500,000            452,975
Inco Ltd., Convertible Debenture,
7.75%, 3/15/16                                        473,000            470,635
Union Carbide Corp.,
6.79%, 6/1/25                                         170,000            171,454
--------------------------------------------------------------------------------
                                                                       1,095,064
--------------------------------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS
(Cost: $7,542,428)                                                     7,271,502
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (15.7%)
Collateralized Mortgage Obligations (5.7%)
Federal Home Loan Mortgage Corporation
7.50%, 11/15/08                                       500,000            522,980
8.00%, 4/15/22                                        500,000            528,780
--------------------------------------------------------------------------------
                                                                       1,051,760

Federal Home Loan Mortgage Corporation (0.5%)
8.50%, 5/1/17                                          87,274             94,717
--------------------------------------------------------------------------------

Federal National Mortgage Association (1.9%)
8.00%, 12/1/22                                         59,629             63,482
7.00%, 1/1/27                                         288,629            295,556
--------------------------------------------------------------------------------
                                                                         359,038

Government National Mortgage Association (7.6%)
6.50%, 12/15/23                                       227,039            228,311
6.50%, 10/15/24                                       388,155            390,336
8.00%, 7/20/27                                        335,460            353,833
6.50%, 10/15/28                                       199,494            199,434
7.00%, 7/15/29                                        218,546            223,085
--------------------------------------------------------------------------------
                                                                       1,394,999
--------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
(Cost: $2,865,204)                                                     2,900,514
--------------------------------------------------------------------------------

                                             PRINCIPAL AMOUNT              VALUE


U.S. GOVERNMENT AND AGENCY ISSUES (40.4%)
Federal Home Loan Banks,
6.50%, 11/15/05                                    $2,000,000         $2,103,160
Federal Home Loan Mortgage Corporation
5.75%, 1/15/12                                      1,850,000          1,800,735
Federal National Mortgage Association,
7.13%, 2/15/05                                        300,000            321,051
Federal National Mortgage Association,
6.63%, 11/15/10                                     1,500,000          1,562,580
Tennessee Valley Authority,
5.88%, 4/1/36                                         400,000            411,132
U.S. Treasury Note,
7.25%, 5/15/04                                        700,000            749,077
U.S. Treasury Note,
7.50%, 11/15/16                                       450,000            517,005
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY ISSUES
(Cost: $7,636,041)                                                     7,464,740
--------------------------------------------------------------------------------

MUNICIPALITY - TAXABLE (1.4%)
Virginia State Housing Development Authority,
7.95%, 5/1/13
(Cost: $255,000)                                      250,000            255,478
--------------------------------------------------------------------------------


                                                       SHARES              VALUE


PREFERRED STOCK (0.8%)
Harris Preferred Capital Corporation,
7.38% (Cost: $131,395)                                  6,000           $146,220
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.6%)
Investment in Affiliated Investment Company
Wayne Hummer Money Market Fund
(Cost: $102,953)                                                         102,953
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (98.3%)                                             18,141,407
(Cost: $18,533,021) (a)

CASH AND OTHER ASSETS,
LESS LIABILITIES (1.7%)                                                  314,864
--------------------------------------------------------------------------------

NET ASSETS (100.0%)                                                  $18,456,271
================================================================================

NOTE TO PORTFOLIO OF INVESTMENTS:
(a) Based on the cost of investments of $18,533,021 for federal income tax purposes at March 31, 2002, the aggregate gross unrealized appreciation was $128,224, the aggregate gross unrealized depreciation was $519,838 and the net unrealized depreciation of investments was $391,614



NOTES TO FINANCIAL STATEMENTS

ORGANIZATION:
Wayne Hummer Investment Trust (the "Trust") is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Income Fund (the "Fund"). The Fund commenced investment operations on December 1, 1992, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to achieve a high level of current income in a manner consistent with prudent investment management.

1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in other investment companies are valued at net asset value. Other securities for which no market quotations are available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having a remaining maturity of less than 60 days are valued at cost (or, if purchased more than 60 days prior to maturity, the market value on the 61st day prior to maturity) adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date. Interest income is determined on an accrual basis, adjusted for amortization of premiums and accretion of discounts. Realized gains and losses from security transactions are reported on an identified cost basis.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide was effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and accrete discounts on fixed income securities. The amortization and accretion requirement had no impact on the Funds, as the Funds were already in compliance. The revised version of the Guide also requires paydown gains and losses on mortgage and asset-backed securities to be presented as interest income as opposed to a component of realized gains and losses. The Fund adopted the paydown requirement as of April 1, 2001. The effect of this change on the Fund was to increase net realized gains and decrease interest income by $16,437. This reclassification had no effect on net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Dividends from net investment income are declared daily and distributed monthly. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences primarily relate to differing treatments for mortgage-backed securities.

3. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

The accumulated net realized loss on sales of investments for federal income tax purposes at March 31, 2002, amounting to $782,344, is available to offset future capital gains. If not applied, $594,108 of the loss carryforward expires in 2003, $51,741 expires in 2004, $129,493 expires in 2005, and $7,002 expires in
2008.

At year end, there were no significant differences between the book basis and tax basis components of net assets.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .50 of 1% of the first $100 million of average daily net assets, .40 of 1% of the next $150 million and .30 of 1% of the average daily net assets in excess of $250 million. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fundordinary operating expenses, including the fee of the Investment Adviser, exceed 1.50% of the average daily net assets of the Fund. No reimbursements were made in 2002. During the year ended March 31, 2002, the Fund incurred management fees of $89,414.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole member of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $13,105 from the sale of Fund Shares during the year ended March 31, 2002, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), a mutual fund managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statement of Operations. Amounts relating to these investments were as follows:

                                                                 YEAR ENDED
                                                             MARCH 31, 2002
===========================================================================

  Purchases                                                      $5,906,760
  Sales Proceeds                                                 $5,807,237
  Dividend Income                                                    $6,315
  Value                                                            $102,953
  % of Net Assets                                                      0.6%

Mr. Steven Becker, a trustee of the Fund, is also an officer and director of WHI and a shareholder of Wintrust. During the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $7,900.

5. INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows:

                                                                 YEAR ENDED
                                                             MARCH 31, 2002
===========================================================================

  Purchases                                                     $10,453,754
  Proceeds from sales                                            $8,700,987

6. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets are with respect to the following number of shares:


                                                       YEAR ENDED MARCH 31,
                                                       2002            2001
===========================================================================

  Shares sold                                       194,056          71,584
  Shares issued upon reinvestment of dividends       45,728          52,262
---------------------------------------------------------------------------
                                                    239,784         123,846
  Shares redeemed                                  (144,068)       (212,684)
---------------------------------------------------------------------------
  Net increase (decrease) in Shares outstanding      95,716         (88,838)
===========================================================================

REPORT OF INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES
WAYNE HUMMER INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wayne Hummer Income Fund (the "Fund") as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wayne Hummer Income Fund at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods then ended, and the financial highlights for each of the fiscal years since 1998, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Chicago, Illinois
April 26, 2002

MANAGEMENT OF THE TRUST

The following is a list of the trustees and executive officers of the Trust, their addresses, ages, their principal occupations for the past five years, their affiliation with the Investment Adviser, if any, and other significant affiliations.

                                                         INTERESTED TRUSTEE
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Steven R. Becker, 51*    Chairman of the        Since 1983        Senior Vice             4                 Wayne Hummer
300 S. Wacker Drive      Board of Trustees                        President, Wayne                          Investments L.L.C.
Chicago, IL  60606                                                Hummer Investments
                                                                  L.L.C.; formerly Principal,
                                                                  Wayne Hummer
                                                                  Investments L.L.C.


                                                       NON-INTERESTED TRUSTEES
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Charles V. Doherty, 68   Trustee                Since 1994        Managing Director,      4                 Lakeside Bank; Knight
3 First National Plaza                                            Madison Advisory                          Trading Group, Inc.
Suite 1400                                                        Group (registered                         (holding company for
Chicago, IL  60602                                                investment adviser)                       securities broker);
                                                                                                            Howe Barnes Securities,
                                                                                                            Inc. (securities
                                                                                                            broker); Brauvin Capital
                                                                                                            Trust (REIT); Bank of
                                                                                                            America Financial
                                                                                                            Products; CCMA
                                                                                                            Select Investment
                                                                                                            Trust (investment
                                                                                                            company); CCM
                                                                                                            Advisors Funds
                                                                                                            (investment
                                                                                                            company)

Joel D. Gingiss, 59      Trustee                Since 1983        Attorney, Charles M.    4                 Formerly, Gingiss
207 Hazel                                                         Smith & Associates, P.C.,                 International, Inc.
Highland Park, IL  60035                                          January 2002 to present;                  (franchisor of
                                                                  Attorney, Rosing, Smith,                  Gingiss Formalwear
                                                                  Eriksen, Zeit and Stanezak,               Stores)
                                                                  Ltd., May 2000 to December
                                                                  2001; Assistant State's Attorney,
                                                                  Lake County, Illinois, September
                                                                  1993 to May 2000

Patrick B. Long, 59      Trustee                Since 1983        Chairman, OG            4                 OG Technologies,
58 Parkland Plaza                                                 Technologies, Inc.                        Inc.; formerly,
Ann Arbor, MI  48103                                              (surface measurement                      KMS Industries, Inc.
                                                                  technology company)                       (fusion energy
                                                                                                            company); formerly,
                                                                                                            AVIQS LLC (machine
                                                                                                            vision company)




---------------------------
* Mr. Becker is an interested person of the Trust because he is an officer and director of WHI and a shareholder of Wintrust Financial Corporation, which is the sole shareholder of the Investment Adviser and the sole member of WHI.

MANAGEMENT OF THE TRUST (CONT).
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
James J. Riebandt, 52    Trustee                Since 1999        Member, Riebandt        4                 Formerly, Haeger
1237 South Arlington                                              & DeWald, P.C.                            Automotive Group
Heights Road                                                      (law firm)                                (car dealership);
Arlington Heights,                                                                                          formerly, Holy Cross
IL  60005                                                                                                   High School Alumni
                                                                                                            Education
                                                                                                            Endowment Fund

Eustace K. Shaw, 77      Trustee                Since 1983        Chairman of the         4                 B. F. Shaw
200 First Avenue E                                                Board of Directors,                       Printing Co.
Newton, IA  50208                                                 B. F. Shaw Printing Co.

                                    OFFICERS
                                                TERM OF OFFICE AND                   PRINCIPAL
NAME, AGE                POSITION(S) HELD       LENGTH OF TIME                       OCCUPATION(S)
AND ADDRESS              WITH FUND              SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Rowland, 56    President              Since 1999                           First Vice President/Investments and
300 S. Wacker Drive                                                                  Managing Director, Wayne Hummer
Chicago, IL  60606                                                                   Management Company; formerly President
                                                                                     and Director, Wayne Hummer Management Company,
                                                                                     September 1996 to February 2002; formerly Vice
                                                                                     President, Wayne Hummer Money Fund Trust, July
                                                                                     1987 to July 1999; formerly Vice President of
                                                                                     the Trust and Wayne Hummer Management
                                                                                     Company; formerly Principal, Wayne Hummer
                                                                                     Investments L.L.C., April 1, 1996 to February
                                                                                     2002; prior to April 1, 1996, Partner,
                                                                                     Wayne Hummer & Co.

David P. Poitras, 41     Vice President         Since 1992                           First Vice President and Managing Director,
300 S. Wacker Drive                                                                  Wayne Hummer Management Company; Executive Vice
Chicago, IL  60606                                                                   President and Director of Fixed Income, Wayne
                                                                                     Hummer Investments L.L.C.; formerly Vice
                                                                                     Chairman of the Board of Trustees of the Trust,
                                                                                     July 1999 to February 2002; formerly,
                                                                                     President, Wayne  Hummer Money Fund Trust,
                                                                                     August 1993 to July 1999; formerly Director,
                                                                                     Wayne Hummer Management Company, January 2000
                                                                                     to February 2002, formerly Vice President,
                                                                                     Wayne Hummer Management Company, May 1992
                                                                                     to February 2002; formerly Principal,
                                                                                     Wayne Hummer Investments L.L.C., April 1, 1996
                                                                                     to February 2002; prior to April 1, 1996,
                                                                                     Partner, Wayne Hummer & Co.

Jean M. Maurice, 39      Treasurer and          Since 1987                           Formerly Treasurer, Wayne Hummer Money Fund
300 S. Wacker Drive      Assistant Secretary                                         Trust, March 1988 to July 1999
Chicago, IL  60606

Robert J. Moran, 56      Secretary              Since 1999                           Partner, Vedder, Price, Kaufman & Kammholz (law
222 N. LaSalle Street                                                                firm); formerly Secretary, Wayne Hummer Money
Chicago, IL  60601                                                                   Fund Trust, 1982 to July 1999

The Statement of Additional Information for the Trust includes additional information about the trustees and officers of the Trust and is available without charge by calling 1-800-621-4477.


RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of the Shareholders was held at the offices of Wayne Hummer Investments L.L.C., 300 South Wacker Drive, Chicago, Illinois on April 2, 2002. Wayne Hummer Income Fund shareholders were asked to vote on two separate issues: a new Investment Advisory and Management Agreement between Wayne Hummer Management Company and the Trust, and the ratification of the selection of Ernst & Young LLP as the Trust's independent auditors.

The following are the results:

1. TO APPROVE THE NEW INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT BETWEEN WAYNE HUMMER MANAGEMENT COMPANY AND THE TRUST. This item was approved.

                FOR            AGAINST           ABSTAIN
              -------          -------           -------
              728,605           8,533             2,355

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE TRUST FOR THE FISCAL YEAR ENDING MARCH 31, 2002. This item was approved.*

                FOR            AGAINST           ABSTAIN
              -------          -------           -------
              731,162           4,934             3,397

* Item 2 required the affirmative vote of a majority of the shares of the Trust. The voting results Trust-wide were 221,176,221 for, 2,754,002 against and 2,998,036 abstained.


FEDERAL TAX STATUS OF 2001 DIVIDENDS

The income dividend is taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with the U.S. Treasury Department regulations.

BOARD OF TRUSTEES

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
James J. Riebandt

Eustace K. Shaw



START INVESTING TODAY...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.


CHICAGO      Toll-free: 800-621-4477     Local: 312-431-1700
             300 South Wacker Drive      Chicago, Illinois 60606-6607

APPLETON     Toll-free: 800-678-0833     Local: 920-734-1474
             200 East Washington Street  Appleton, Wisconsin 54911-5468

INTERNET     www.whummer.com



This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.




logo: WAYNE HUMMER INVESTMENTS(R)
              Distributor                                                  05/02


logo: WAYNE HUMMER INVESTMENTS(R)

300 South Wacker Drive
Chicago, Illinois 60606-6607

PRESORTED
FIRST CLASS
US POSTAGE PAID
PERMIT #3600
BERWYN, IL 60402

Forwarding Service Requested

                                 Wayne Hummer(R)
                                Money Market Fund

Photo of: David P. Poitras
David P. Poitras

ANNUAL FINANCIAL STATEMENTS
March 31, 2002

DEAR FELLOW SHAREHOLDERS:
We are pleased to present the annual financial statements of the Wayne Hummer Money Market Fund (the "Fund") for the year ended March 31, 2002.

The seven-day average yield on the Fund's portfolio for the period ended March 31, 2002, was 1.24%. Since these figures represent historical data, future yields may be higher or lower. Net assets under management at the end of the period totaled $416,440,941.

We continue to follow a conservative approach to portfolio management, investing exclusively in those short-term, fixed-income securities that present the Fund with minimal credit risk. In other words, all investments are of the highest credit quality.

Over the recent past, we have changed the makeup of the Fund's portfolio of investments. We have reduced the Fund's holdings in commercial paper due to diminished availability of high-quality issues. As a result, we have increased the Fund's allocation of U.S. Treasury bills and U.S. Government Agency issues and other high-quality short-term securities.

Generally, we maintain an average portfolio maturity between 30 and 60 days, ensuring a prudent balance of both superior liquidity and high yield. Please refer to the following pages for detailed statements of the Fund's performance, portfolio of investments and financial condition.

We appreciate your continued support and ask that you call or write us if you have any questions about the Fund or your account.

Sincerely,

/s/ David P. Poitras

David P. Poitras
Portfolio Manager


April 26, 2002

An investment in the Wayne Hummer Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields are historical, may fluctuate, and do not guarantee future performance.

LETTER FROM THE CHAIRMAN OF THE BOARD


Dear Shareholder,

         On April 2, 2002, we held a special shareholder meeting of the Wayne Hummer Investment Trust. I am pleased to report the approval of a new Investment Advisory and Management Agreement between the Wayne Hummer Management Company and the Trust on behalf of each of our four mutual funds. Also approved was the continuation of Ernst & Young LLP as the independent auditors of the Trust. I thank you for your continued support.

         The need to vote for the new Investment Advisory Agreement stemmed from Wayne Hummer Investments' recent merger into Wintrust Financial. Because this merger resulted in a change of control of the Adviser, the shareholders needed to approve that aspect of the transaction. The Board of Trustees was very deliberate in its examination of the issues confronting the shareholders. It should be noted that the Adviser and Wintrust do not contemplate, at this time, any changes in the investment operations of the Funds. More importantly, the transaction will not result in any changes to the Funds' investment objectives or the policies of the Funds and the Wayne Hummer Management Company, nor is there anticipated to be a change of the portfolio management team that services the Funds as a result of the merger. Similarly, the transaction will not affect the Funds' contractual relationships with their other service providers, including the Funds' transfer agent and custodian. Thus, you should continue to receive the same high level of service that you have come to expect as a Fund shareholder.

         As a result of the merger between Wayne Hummer Investments and Wintrust Financial, the Wayne Hummer Investment Trust will have access to the distribution channels of Wintrust's 29 existing bank locations. We anticipate this new exposure will contribute to the continued growth and success of the Wayne Hummer Family of Funds. The Wayne Hummer Investment Trust consists of the following four mutual funds:

                         Wayne Hummer Money Market Fund
                            Wayne Hummer Growth Fund
                            Wayne Hummer Income Fund
                         Wayne Hummer CorePortfolio Fund

         We are pleased that you have invested in the Trust, and appreciate the confidence you have shown in us. I can assure you that we will continue to work diligently to manage your investments. Please do not hesitate to contact your Wayne Hummer Investment Executive to become better acquainted with our Fund Family.



                                            With warmest regards,


                                            /s/ Steven R. Becker

                                            Steven R. Becker
                                            Chairman of the Board

FUND OVERVIEW

Established in April 2, 1982, the Wayne Hummer Money Market Fund (the "Fund") seeks to maximize current income in a manner consistent with preservation of capital and maintenance of liquidity. The Fund is designed for short-term cash management and for investors who need stability of principal. The Fund seeks to maintain a stable $1.00 net asset value per share at all times. It is possible to lose money by investing in the Fund.

The Fund's prospectus contains detailed information about permissible investments.


SERVICES AVAILABLE TO SHAREHOLDERS

SYSTEMATIC INVESTING
Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

SYSTEMATIC INVESTMENT PLAN
You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN
You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

SOCIAL SECURITY AND OTHER GOVERNMENT CHECKS
By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

IRA OR RETIREMENT PLANS
Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

CHECKWRITING PRIVILEGES
After completing a request for checkwriting privileges, you may write an unlimited number of checks (minimum of $500 per check) at no charge. Your full investment in the Fund will continue to earn dividends until your check is presented to our bank for collection. A checkwriting authorization card will be sent to you upon request.

INTERNET ADDRESS: WWW.WHUMMER.COM
Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current rates for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.


CONTACT THE FUND OR YOUR INVESTMENT EXECUTIVE FOR MORE INFORMATION ON EACH OF THESE SERVICES.

STATEMENT OF ASSETS AND LIABILITIES

                                                            MARCH 31, 2002
==========================================================================

  ASSETS
  Investments, at amortized cost                              $417,232,976
  Cash                                                             152,087
  Interest receivable                                            1,195,700
  Receivable for Fund Shares sold                                2,712,159
  Prepaid expenses                                                  27,045
  Insurance deposit                                                 18,775
--------------------------------------------------------------------------
  Total assets                                                 421,338,742
--------------------------------------------------------------------------
  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed                               4,543,515
  Dividends payable                                                 99,879
  Due to Wayne Hummer Management Company                           178,939
  Accrued liabilities                                               75,468
--------------------------------------------------------------------------
  Total liabilities                                              4,897,801
--------------------------------------------------------------------------

  Net assets applicable to Shares
     outstanding, equivalent to $1.00 per Share               $416,440,941
==========================================================================




STATEMENT OF OPERATIONS

                                                                YEAR ENDED
                                                            MARCH 31, 2002
==========================================================================

  INTEREST INCOME                                              $13,551,439
  EXPENSES:
  Management fee                                                 2,085,435
  Transfer agent fees                                              215,043
  Professional fees                                                110,574
  Custodian fees                                                    68,638
  Trustee fees                                                      56,328
  Registration fees                                                 56,157
  Printing costs                                                    47,378
  Portfolio accounting fees                                         28,201
  Insurance costs                                                   24,000
  Shareholder service agent fees                                    11,749
  Other                                                             15,700
--------------------------------------------------------------------------
  Total expenses                                                 2,719,203
--------------------------------------------------------------------------

  Net increase in net assets resulting
  from operations                                              $10,832,236
==========================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED MARCH 31,
                                                    2002               2001
===========================================================================

  OPERATIONS:
  Net investment income                      $10,832,236        $20,910,729
  Dividends to shareholders from net
    investment income                        (10,832,236)       (20,910,729)

  FUND SHARE TRANSACTIONS (DOLLAR AMOUNTS
    AND NUMBER OF SHARES ARE THE SAME):
  Proceeds from Shares sold                1,122,126,481      1,077,425,721
  Shares issued upon reinvestment
    of dividends                              10,664,531         20,103,098
---------------------------------------------------------------------------
                                           1,132,791,012      1,097,528,819

  Less payments for Shares redeemed       (1,138,849,738)    (1,036,215,781)
---------------------------------------------------------------------------
  Increase (decrease) from Fund
    Share transactions                        (6,058,726)        61,313,038
--------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                          422,499,667        361,186,629
---------------------------------------------------------------------------
  End of year                               $416,440,941       $422,499,667
===========================================================================




FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                          2002    2001     2000    1999    1998
===============================================================================

  NET ASSET VALUE, BEGINNING OF YEAR     $1.00   $1.00    $1.00   $1.00   $1.00
-------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.03    0.05     0.05    0.04    0.04
  Less dividends from net
    investment income                    (0.03)  (0.05)   (0.05)  (0.04)  (0.04)

  NET ASSET VALUE, END OF YEAR           $1.00   $1.00    $1.00   $1.00   $1.00
===============================================================================
  TOTAL RETURN                           2.61%   5.81%    4.85%   4.82%   5.07%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of year ($000's)     416,441 422,500  361,187 350,973 298,908
  Ratio of total expenses to average
    net assets                           0.64%   0.72%    0.72%   0.71%   0.72%
  Ratio of net investment income to
    average net assets                   2.57%   5.64%    4.74%   4.70%   4.96%
===============================================================================


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2002


                                                                           VALUE
================================================================================


COMMERCIAL PAPER (34.2%)

Aerospace/Defense (3.0%)
General Dynamics Corp.
1.66% - 1.83%, 6/20/02 - 6/28/02                                    $ 12,448,305
--------------------------------------------------------------------------------

Banking (4.3%)
Wells Fargo & Company
1.80% - 1.84%, 4/11/02 - 5/21/02                                      17,985,083
--------------------------------------------------------------------------------

Business Finance (5.9%)
General Electric Capital Corp.
1.83% - 1.85%, 4/3/02 - 5/7/02                                        14,586,462
National Rural Utilities
Cooperative Finance Corp.
1.88%, 4/12/02                                                         9,994,347
--------------------------------------------------------------------------------
                                                                      24,580,809

Electric and Gas Utilities (1.2%)
Madison Gas and Electric Company
1.88%, 4/10/02                                                         4,997,687
--------------------------------------------------------------------------------

Food (1.7%)
Archer-Daniels-Midland Company
1.78%, 4/30/02                                                         7,189,850
--------------------------------------------------------------------------------

Insurance (1.4%)
Marsh & McLennan Companies, Inc.
1.82%, 4/29/02                                                         5,991,647
--------------------------------------------------------------------------------

Manufacturing (0.5%)
Parker-Hannifin Corporation
1.85%, 4/19/02                                                         1,848,316
--------------------------------------------------------------------------------

Oil and Gas (4.9%)
Chevron Transport Corporation
1.69% - 1.84%, 4/16/02 - 5/14/02                                      20,490,388
--------------------------------------------------------------------------------

Personal Finance (1.2%)
American Express Credit Corporation
1.86%, 4/30/02                                                         4,942,703
--------------------------------------------------------------------------------

Pharmaceuticals (1.6%)
Schering Corp.
1.90%, 6/11/02                                                         6,575,659
--------------------------------------------------------------------------------

Publishing - Newspapers (3.8%)
Tribune Company
1.82% - 1.85%, 5/3/02 - 5/16/02                                       15,618,041
--------------------------------------------------------------------------------

Telecommunications (4.7%)
BellSouth Corporation
1.78%, 4/1/02                                                         19,590,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                               142,258,488
================================================================================



                                                                           VALUE
================================================================================
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES (22.6%)
Federal Home Loan Banks
1.78% - 1.79%, 4/19/02 - 5/6/02                                      $43,840,176
Federal Home Loan Mortgage Corporation
1.76% - 1.81%, 4/2/02 - 5/2/02                                        24,269,132
Federal National Mortgage Association
1.77% - 1.79%, 4/17/02 - 5/8/02                                       26,178,259
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                        94,287,567
--------------------------------------------------------------------------------

U.S. TREASURY BILLS (16.0%)
1.73% - 1.78%, 4/4/02 - 5/9/02                                        66,523,665
--------------------------------------------------------------------------------

BANKERS ACCEPTANCES (9.1%)
The Bank of New York
1.86% - 1.92%, 7/29/02 - 8/5/02                                       14,906,939
Bank One NA
1.80% - 1.81%, 4/26/02 - 6/20/02                                      11,466,580
Regions Bank
1.84% - 2.03%, 4/17/02 - 5/20/02                                      11,380,284
--------------------------------------------------------------------------------
TOTAL BANKERS ACCEPTANCES                                             37,753,803
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES (13.2%)
Federal Farm Credit Banks
1.77% - 1.92%, 5/1/02 - 9/9/02                                         7,982,431
Federal Home Loan Banks
1.67% - 3.52%, 5/1/02 - 11/20/02                                      22,287,230
Federal Home Loan Mortgage Corporation
1.77% - 2.38%, 5/15/02 - 12/27/02                                      5,063,764
Federal National Mortgage Association
1.68% - 1.91%, 4/15/02 - 11/1/02                                      19,688,194
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY NOTES                                                          55,021,619
--------------------------------------------------------------------------------

CORPORATE NOTES (5.1%)

Banking (0.6%)
Citigroup Inc.
1.92% - 2.02%, 6/6/02                                                  2,423,665
--------------------------------------------------------------------------------

Business Finance (1.3%)
General Electric Capital Corp.
2.35% - 3.61%, 4/15/02 - 12/9/02                                       5,458,158
--------------------------------------------------------------------------------

Food (1.8%)
Archer-Daniels-Midland Company
3.60%, 5/1/02                                                          7,404,343
--------------------------------------------------------------------------------

                                                                           VALUE
================================================================================

Publishing - Newspapers (0.7%)
Tribune Company
2.70%, 6/30/02                                                        $3,025,920
--------------------------------------------------------------------------------

Retail (0.7%)
Wal-Mart Stores, Inc.
3.51% - 3.69%, 8/1/02                                                  3,075,748
--------------------------------------------------------------------------------
TOTAL CORPORATE NOTES                                                 21,387,834
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (100.2%)                                           417,232,976

LIABILITIES, LESS CASH AND
OTHER ASSETS (-0.2%)                                                   (792,035)
--------------------------------------------------------------------------------

NET ASSETS (100.0%)                                                 $416,440,941
================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS:
(a) Interest rates represent annualized yield to date of maturity on date of purchase.
(b) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amounts.
(c) The average weighted maturity of the portfolio is 50 days at March 31, 2002.


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION:
On July 30, 1999, the Wayne Hummer Money Fund Trust ("Predecessor Fund") was reorganized as the Wayne Hummer Money Market Fund, a separate portfolio of Wayne Hummer Investment Trust (the "Trust "), solely to change its form of legal entity. The Trust is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, the Wayne Hummer CorePortfolio Fund, the Wayne Hummer Growth Fund, the Wayne Hummer Income Fund and the Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Money Market Fund (the "Fund"). The Predecessor Fund commenced investment operations on April 2, 1982. The Fund may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to maximize current income in a manner consistent with preservation of capital and maintenance of liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments are stated at value. The Fund utilizes the amortized cost method to determine value. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per Share net asset value and the net asset value as calculated by valuing the Portfolio securities based upon market quotations, if available, or otherwise based upon a matrix system approved by the Board of Trustees, or if there is any other deviation which the Fund believes would result in a material dilution to shareholders or purchasers, the Board of Trustees of the Fund promptly will consider what action should be taken.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date. Investment income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund Shares are sold and redeemed on a continuous basis at net asset value. Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding. Dividends are declared daily and distributed monthly in the form of additional Shares at net asset value unless the shareholder elects to have dividends paid in cash, in which case they are credited monthly to the shareholder's brokerage account with Wayne Hummer Investments L.L.C.

3. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"), and a Distribution Agreement and a Shareholder Service Agreement with Wayne Hummer Investments L.L.C. ("Distributor and Shareholder Service Agent"). Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole member of the Distributor and Shareholder Service Agent. For advisory and management services and facilities furnished, the Fund pays fees on a declining annual basis ranging from .50 of 1% on the first $500 million of average daily net assets to .275 of 1% of average daily net assets in excess of $2.5 billion. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceed 1% of average daily net assets on an annual basis. No reimbursements were made in 2002. During the year ended March 31, 2002, the Fund incurred management fees of $2,085,435.

Pursuant to an Exemptive Order of the Securities and Exchange Commission, Shares of the Fund may be purchased by the Wayne Hummer CorePortfolio Fund, Growth Fund and Income Fund ("Affiliated Funds"). The Investment Adviser is obligated to waive any advisory fees it earns as a result of investments by Affiliated Funds.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses. The Fund reimburses the Shareholder Service Agent for the approximate cost of processing Fund Share transactions and maintaining shareholder accounts.

Mr. Steven Becker, a trustee of the Fund, is also an officer and director of the Distributor and Shareholder Service Agent and a shareholder of Wintrust. During the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $56,328.

REPORT OF INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES
WAYNE HUMMER MONEY MARKET FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wayne Hummer Money Market Fund (the "Fund") as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wayne Hummer Money Market Fund at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods then ended, and the financial highlights for each of the fiscal years since 1998, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP


Chicago, Illinois
April 26, 2002

MANAGEMENT OF THE TRUST

The following is a list of the trustees and executive officers of the Trust, their addresses, ages, their principal occupations for the past five years, their affiliation with the Investment Adviser, if any, and other significant affiliations.

                                                         INTERESTED TRUSTEE
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Steven R. Becker, 51*    Chairman of the        Since 1983        Senior Vice             4                 Wayne Hummer
300 S. Wacker Drive      Board of Trustees                        President, Wayne                          Investments L.L.C.
Chicago, IL  60606                                                Hummer Investments
                                                                  L.L.C.; formerly Principal,
                                                                  Wayne Hummer
                                                                  Investments L.L.C.


                                                       NON-INTERESTED TRUSTEES
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Charles V. Doherty, 68   Trustee                Since 1994        Managing Director,      4                 Lakeside Bank; Knight
3 First National Plaza                                            Madison Advisory                          Trading Group, Inc.
Suite 1400                                                        Group (registered                         (holding company for
Chicago, IL  60602                                                investment adviser)                       securities broker);
                                                                                                            Howe Barnes Securities,
                                                                                                            Inc. (securities
                                                                                                            broker); Brauvin Capital
                                                                                                            Trust (REIT); Bank of
                                                                                                            America Financial
                                                                                                            Products; CCMA
                                                                                                            Select Investment
                                                                                                            Trust (investment
                                                                                                            company); CCM
                                                                                                            Advisors Funds
                                                                                                            (investment
                                                                                                            company)

Joel D. Gingiss, 59      Trustee                Since 1983        Attorney, Charles M.    4                 Formerly, Gingiss
207 Hazel                                                         Smith & Associates, P.C.,                 International, Inc.
Highland Park, IL  60035                                          January 2002 to present;                  (franchisor of
                                                                  Attorney, Rosing, Smith,                  Gingiss Formalwear
                                                                  Eriksen, Zeit and Stanezak,               Stores)
                                                                  Ltd., May 2000 to December
                                                                  2001; Assistant State's Attorney,
                                                                  Lake County, Illinois, September
                                                                  1993 to May 2000

Patrick B. Long, 59      Trustee                Since 1983        Chairman, OG            4                 OG Technologies,
58 Parkland Plaza                                                 Technologies, Inc.                        Inc.; formerly,
Ann Arbor, MI  48103                                              (surface measurement                      KMS Industries, Inc.
                                                                  technology company)                       (fusion energy
                                                                                                            company); formerly,
                                                                                                            AVIQS LLC (machine
                                                                                                            vision company)




---------------------------
* Mr. Becker is an interested person of the Trust because he is an officer and director of the Distributor and Shareholder Service Agent and a shareholder of
Wintrust Financial Corporation, which is the sole shareholder of the Investment
Adviser and the sole member of the Distributor and Shareholder Service Agent.

MANAGEMENT OF THE TRUST (CONT).
                                                                                          NUMBER OF
                                                TERM OF           PRINCIPAL               PORTFOLIOS IN
                                                OFFICE AND        OCCUPATION(S)           FUND COMPLEX      OTHER
NAME, AGE                POSITION(S) HELD       LENGTH OF         DURING PAST             OVERSEEN BY       DIRECTORSHIPS
AND ADDRESS              WITH FUND              TIME SERVED       5 YEARS                 TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
James J. Riebandt, 52    Trustee                Since 1999        Member, Riebandt        4                 Formerly, Haeger
1237 South Arlington                                              & DeWald, P.C.                            Automotive Group
Heights Road                                                      (law firm)                                (car dealership);
Arlington Heights,                                                                                          formerly, Holy Cross
IL  60005                                                                                                   High School Alumni
                                                                                                            Education
                                                                                                            Endowment Fund

Eustace K. Shaw, 77      Trustee                Since 1983        Chairman of the         4                 B. F. Shaw
200 First Avenue E                                                Board of Directors,                       Printing Co.
Newton, IA  50208                                                 B. F. Shaw Printing Co.

                                    OFFICERS
                                                TERM OF OFFICE AND                   PRINCIPAL
NAME, AGE                POSITION(S) HELD       LENGTH OF TIME                       OCCUPATION(S)
AND ADDRESS              WITH FUND              SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Rowland, 56    President              Since 1999                           First Vice President/Investments and
300 S. Wacker Drive                                                                  Managing Director, Wayne Hummer
Chicago, IL  60606                                                                   Management Company; formerly President
                                                                                     and Director, Wayne Hummer Management Company,
                                                                                     September 1996 to February 2002; formerly Vice
                                                                                     President, Wayne Hummer Money Fund Trust, July
                                                                                     1987 to July 1999; formerly Vice President of
                                                                                     the Trust and Wayne Hummer Management
                                                                                     Company; formerly Principal, Wayne Hummer
                                                                                     Investments L.L.C., April 1, 1996 to February
                                                                                     2002; prior to April 1, 1996, Partner,
                                                                                     Wayne Hummer & Co.

David P. Poitras, 41     Vice President         Since 1992                           First Vice President and Managing Director,
300 S. Wacker Drive                                                                  Wayne Hummer Management Company; Executive Vice
Chicago, IL  60606                                                                   President and Director of Fixed Income, Wayne
                                                                                     Hummer Investments L.L.C.; formerly Vice
                                                                                     Chairman of the Board of Trustees of the Trust,
                                                                                     July 1999 to February 2002; formerly,
                                                                                     President, Wayne  Hummer Money Fund Trust,
                                                                                     August 1993 to July 1999; formerly Director,
                                                                                     Wayne Hummer Management Company, January 2000
                                                                                     to February 2002, formerly Vice President,
                                                                                     Wayne Hummer Management Company, May 1992
                                                                                     to February 2002; formerly Principal,
                                                                                     Wayne Hummer Investments L.L.C., April 1, 1996
                                                                                     to February 2002; prior to April 1, 1996,
                                                                                     Partner, Wayne Hummer & Co.

Jean M. Maurice, 39      Treasurer and          Since 1987                           Formerly Treasurer, Wayne Hummer Money Fund
300 S. Wacker Drive      Assistant Secretary                                         Trust, March 1988 to July 1999
Chicago, IL  60606

Robert J. Moran, 56      Secretary              Since 1999                           Partner, Vedder, Price, Kaufman & Kammholz (law
222 N. LaSalle Street                                                                firm); formerly Secretary, Wayne Hummer Money
Chicago, IL  60601                                                                   Fund Trust, 1982 to July 1999

The Statement of Additional Information for the Trust includes additional information about the trustees and officers of the Trust and is available without charge by calling 1-800-621-4477.


RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of the Shareholders was held at the offices of Wayne Hummer Investments LLC, 300 South Wacker Drive, Chicago, Illinois on April 2, 2002. Wayne Hummer Money Market Fund shareholders were asked to vote on two separate issues: a new Investment Advisory and Management Agreement between Wayne Hummer Management Company and the Trust, and the ratification of the selection of Ernst & Young LLP as the Trust's independent auditors. The following are the results:

1. TO APPROVE THE NEW INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT BETWEEN WAYNE HUMMER MANAGEMENT COMPANY AND THE TRUST.
This item was approved.

                FOR            AGAINST           ABSTAIN
            -----------       ---------         ---------
            215,147,996       3,042,421         3,796,522

2. TO RATIFY THE SELECTION OF ERNST & Young LLP as independent auditors of the Trust for the fiscal year ending March 31, 2002. This item was approved.*

                FOR            AGAINST           ABSTAIN
            -----------       ---------         ---------
            216,342,358       2,690,180         2,954,401

* Item 2 required the affirmative vote of a majority of the shares of the Trust. The voting results Trust-wide were 221,176,221 for, 2,754,002 against and 2,998,036 abstained.

FEDERAL TAX STATUS OF 2001 DIVIDENDS

The income dividends are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be declared on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations.

Board of Trustees

Steven R. Becker   Charles V. Doherty  Patrick B. Long    Eustace K. Shaw
Chairman           Joel D. Gingiss     James J. Riebandt



START INVESTING TODAY...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.


CHICAGO      Toll-free: 800-621-4477     Local: 312-431-1700
             300 South Wacker Drive      Chicago, Illinois 60606-6607

APPLETON     Toll-free: 800-678-0833     Local: 920-734-1474
             200 East Washington Street  Appleton, Wisconsin 54911-5468

INTERNET     www.whummer.com

This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.



logo: WAYNE HUMMER INVESTMENTS(R)
              Distributor                                                  05/02


logo: WAYNE HUMMER INVESTMENTS(R)

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